UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04014
Meridian Fund, Inc.®
(Exact name of registrant as specified in charter)

100 Fillmore St., Suite 325
Denver, CO 80206
(Address of principal executive offices) (Zip code)

David J. Corkins
100 Fillmore St., Suite 325
Denver, CO  80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-398-2929
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s undefined report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Meridian Growth Fund
Legacy Class | (MERDX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Legacy Class)	$48	0.92%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  SMID cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on all seven days in which the index declined 2% or more.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the energy and healthcare sectors aided returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Growth Fund (Legacy Class/(MERDX))	6.29%	4.51%	7.43%	11.47%
Russell 2500® Growth Index	13.90%	8.08%	9.45%	N/A(2)
Russell 3000® Index	23.81%	13.86%	12.55%	11.75%
(1)	Inception date of Legacy Class is 08/01/84
(2)	Inception date of Legacy Class precedes the inception date of the Russell 2500® Growth Index.
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$1,010,097,364
Total number of portfolio holdings	88
Total advisory fee paid	$4,178,900
Portfolio turnover rate as of the end of the reporting period	14%
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.6%
Trimble, Inc.	3.0%
Cargurus, Inc.	3.0%
Ziff Davis, Inc.	2.9%
Churchill Downs, Inc.	2.9%
STERIS Plc	2.6%
Alight, Inc. Class A	2.5%
Euronet Worldwide, Inc.	2.5%
Okta, Inc.	2.3%
Generac Holdings, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 15, 2017. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Growth Fund
Institutional Class | (MRRGX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Institutional Class)	$46	0.88%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  SMID cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on all seven days in which the index declined 2% or more.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the energy and healthcare sectors aided returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Growth Fund (Institutional Class/(MRRGX))	6.32%	4.54%	7.45%	7.42%
Russell 2500® Growth Index	13.90%	8.08%	9.45%	N/A(2)
Russell 3000® Index	23.81%	13.86%	12.55%	11.75%
(1)	Inception date of Institutional Class is 12/24/14
(2)	Inception date of Institutional Class precedes the inception date of the Russell 2500® Growth Index.
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$1,010,097,364
Total number of portfolio holdings	88
Total advisory fee paid	$4,178,900
Portfolio turnover rate as of the end of the reporting period	14%
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.6%
Trimble, Inc.	3.0%
Cargurus, Inc.	3.0%
Ziff Davis, Inc.	2.9%
Churchill Downs, Inc.	2.9%
STERIS Plc	2.6%
Alight, Inc. Class A	2.5%
Euronet Worldwide, Inc.	2.5%
Okta, Inc.	2.3%
Generac Holdings, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 15, 2017. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Growth Fund
Class A | (MRAGX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Class A)	$55	1.05%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  SMID cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on all seven days in which the index declined 2% or more.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the energy and healthcare sectors aided returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Growth Fund (Class A/(MRAGX))	6.19%	4.26%	7.10%	7.56%
Meridian Growth Fund (Class A/(MRAGX))	0.07%	3.03%	6.46%	6.99%
Russell 2500® Growth Index	13.90%	8.08%	9.45%	N/A(2)
Russell 3000® Index	23.81%	13.86%	12.55%	11.75%
(1)	Inception date of Class A is 11/15/13
(2)	Inception date of Class A precedes the inception date of the Russell 2500® Growth Index.
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$1,010,097,364
Total number of portfolio holdings	88
Total advisory fee paid	$4,178,900
Portfolio turnover rate as of the end of the reporting period	14%
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.6%
Trimble, Inc.	3.0%
Cargurus, Inc.	3.0%
Ziff Davis, Inc.	2.9%
Churchill Downs, Inc.	2.9%
STERIS Plc	2.6%
Alight, Inc. Class A	2.5%
Euronet Worldwide, Inc.	2.5%
Okta, Inc.	2.3%
Generac Holdings, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 15, 2017. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Growth Fund
Class C | (MRCGX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Class C)	$91	1.75%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  SMID cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on all seven days in which the index declined 2% or more.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the energy and healthcare sectors aided returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Growth Fund (Class C/(MRCGX))	5.46%	3.52%	N/A	6.34%
Russell 2500® Growth Index	13.90%	8.08%	9.45%	9.07%
Russell 3000® Index	23.81%	13.86%	12.55%	11.75%
(1)	Inception date of Class C is 07/01/15
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$1,010,097,364
Total number of portfolio holdings	88
Total advisory fee paid	$4,178,900
Portfolio turnover rate as of the end of the reporting period	14%
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.6%
Trimble, Inc.	3.0%
Cargurus, Inc.	3.0%
Ziff Davis, Inc.	2.9%
Churchill Downs, Inc.	2.9%
STERIS Plc	2.6%
Alight, Inc. Class A	2.5%
Euronet Worldwide, Inc.	2.5%
Okta, Inc.	2.3%
Generac Holdings, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 15, 2017. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Growth Fund
Investor Class | (MRIGX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Investor Class)	$50	0.96%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  SMID cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on all seven days in which the index declined 2% or more.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the energy and healthcare sectors aided returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Growth Fund (Investor Class/(MRIGX))	6.25%	4.46%	7.36%	7.84%
Russell 2500® Growth Index	13.90%	8.08%	9.45%	N/A(2)
Russell 3000® Index	23.81%	13.86%	12.55%	11.75%
(1)	Inception date of Investor Class is 11/15/13
(2)	Inception date of Investor Class precedes the inception date of the Russell 2500® Growth Index.
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$1,010,097,364
Total number of portfolio holdings	88
Total advisory fee paid	$4,178,900
Portfolio turnover rate as of the end of the reporting period	14%
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.6%
Trimble, Inc.	3.0%
Cargurus, Inc.	3.0%
Ziff Davis, Inc.	2.9%
Churchill Downs, Inc.	2.9%
STERIS Plc	2.6%
Alight, Inc. Class A	2.5%
Euronet Worldwide, Inc.	2.5%
Okta, Inc.	2.3%
Generac Holdings, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 15, 2017. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Contrarian Fund
Legacy Class | (MVALX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Contrarian Fund (Legacy Class)	$62	1.17%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap core stocks delivered a respectable 10% return over the period, while small cap value stocks returned 9%.
  From a sector perspective, positive stock selection in the consumer staples and industrials sectors aided returns.
  Conversely, negative stock selection in the communication services and materials sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Contrarian Fund (Legacy Class/(MVALX))	9.65%	9.85%	9.93%	12.22%
Russell 2500® Index	12.00%	8.77%	8.85%	9.99%
Russell 2500® Value Index	10.98%	8.44%	7.81%	N/A(2)
Russell 3000® Index	23.81%	13.86%	12.55%	10.47%
(1)	Inception date of Legacy Class is 02/10/94
(2)	Inception date of Legacy Class precedes the inception date of the Russell 2500® Value Index.
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$571,381,299
Total number of portfolio holdings	71
Total advisory fee paid	$2,921,028
Portfolio turnover rate as of the end of the reporting period	19%
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	4.0%
Axis Capital Holdings Ltd.	3.2%
Cameco Corp. (Canada)	3.1%
Honest Co., Inc. (The)	3.1%
Mirion Technologies, Inc.	2.7%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Holdings Corp. (Canada)	2.2%
Perrigo Co. Plc	2.2%
LPL Financial Holdings, Inc.	2.2%
BWX Technologies, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Contrarian Fund
Class A | (MFCAX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Contrarian Fund (Class A)	$77	1.46%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap core stocks delivered a respectable 10% return over the period, while small cap value stocks returned 9%.
  From a sector perspective, positive stock selection in the consumer staples and industrials sectors aided returns.
  Conversely, negative stock selection in the communication services and materials sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Contrarian Fund (Class A/(MFCAX))	9.35%	9.53%	9.52%	9.39%
Meridian Contrarian Fund (Class A/(MFCAX))	3.08%	8.24%	8.87%	8.81%
Russell 2500® Index	12.00%	8.77%	8.85%	9.99%
Russell 2500® Value Index	10.98%	8.44%	7.81%	N/A(2)
Russell 3000® Index	23.81%	13.86%	12.55%	10.47%
(1)	Inception date of Class A is 11/15/13
(2)	Inception date of Class A precedes the inception date of the Russell 2500® Value Index.
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$571,381,299
Total number of portfolio holdings	71
Total advisory fee paid	$2,921,028
Portfolio turnover rate as of the end of the reporting period	19%
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	4.0%
Axis Capital Holdings Ltd.	3.2%
Cameco Corp. (Canada)	3.1%
Honest Co., Inc. (The)	3.1%
Mirion Technologies, Inc.	2.7%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Holdings Corp. (Canada)	2.2%
Perrigo Co. Plc	2.2%
LPL Financial Holdings, Inc.	2.2%
BWX Technologies, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Contrarian Fund
Class C | (MFCCX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Contrarian Fund (Class C)	$118	2.25%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap core stocks delivered a respectable 10% return over the period, while small cap value stocks returned 9%.
  From a sector perspective, positive stock selection in the consumer staples and industrials sectors aided returns.
  Conversely, negative stock selection in the communication services and materials sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Contrarian Fund (Class C/(MFCCX))	8.50%	8.72%	N/A	8.84%
Russell 2500® Index	12.00%	8.77%	8.85%	9.99%
Russell 2500® Value Index	10.98%	8.44%	7.81%	8.04%
Russell 3000® Index	23.81%	13.86%	12.55%	10.47%
(1)	Inception date of Class C is 07/01/15
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$571,381,299
Total number of portfolio holdings	71
Total advisory fee paid	$2,921,028
Portfolio turnover rate as of the end of the reporting period	19%
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	4.0%
Axis Capital Holdings Ltd.	3.2%
Cameco Corp. (Canada)	3.1%
Honest Co., Inc. (The)	3.1%
Mirion Technologies, Inc.	2.7%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Holdings Corp. (Canada)	2.2%
Perrigo Co. Plc	2.2%
LPL Financial Holdings, Inc.	2.2%
BWX Technologies, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Contrarian Fund
Investor Class | (MFCIX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Contrarian Fund (Investor Class)	$63	1.20%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap core stocks delivered a respectable 10% return over the period, while small cap value stocks returned 9%.
  From a sector perspective, positive stock selection in the consumer staples and industrials sectors aided returns.
  Conversely, negative stock selection in the communication services and materials sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Contrarian Fund (Investor Class/(MFCIX))	9.64%	9.80%	9.81%	9.68%
Russell 2500® Index	12.00%	8.77%	8.85%	9.99%
Russell 2500® Value Index	10.98%	8.44%	7.81%	N/A(2)
Russell 3000® Index	23.81%	13.86%	12.55%	10.47%
(1)	Inception date of Investor Class is 11/15/13
(2)	Inception date of Investor Class precedes the inception date of the Russell 2500® Value Index.
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$571,381,299
Total number of portfolio holdings	71
Total advisory fee paid	$2,921,028
Portfolio turnover rate as of the end of the reporting period	19%
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	4.0%
Axis Capital Holdings Ltd.	3.2%
Cameco Corp. (Canada)	3.1%
Honest Co., Inc. (The)	3.1%
Mirion Technologies, Inc.	2.7%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Holdings Corp. (Canada)	2.2%
Perrigo Co. Plc	2.2%
LPL Financial Holdings, Inc.	2.2%
BWX Technologies, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Hedged Equity Fund
Legacy Class | (MEIFX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Hedged Equity Fund (Legacy Class)	$65	1.25%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Large cap stocks returned 8%, while the covered call index (CBOE S&P 500 BuyWrite Index) delivered a respectable 12% return over the period.
  At period end, approximately 46% of the portfolio was unhedged, with long-term capital growth the primary objective.
  Exiting the period, the rest of the Fund is invested in companies with covered call options, a strategy that seeks to balance the capital growth potential of the underlying companies with downside protection provided by the income generated from writing options.
  Contributing positively to performance were several names in the energy sector.
  Conversely, select holdings in the consumer discretionary sector detracted from relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Hedged Equity Fund (Legacy Class/(MEIFX))	13.10%	11.21%	12.69%	9.92%
S&P 500® Index	25.02%	14.53%	13.10%	10.54%
CBOE S&P 500 Buy Write Index	20.12%	6.88%	6.94%	5.90%
(1)	Inception date of Legacy Class is 01/31/05
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$44,615,872
Total number of portfolio holdings	113
Total advisory fee paid	$205,163
Portfolio turnover rate as of the end of the reporting period	16%
Top Ten Holdings (1)
NVIDIA Corp.	8.6%
GEO Group, Inc. (The)	6.1%
Clear Secure, Inc. Class A	5.7%
Live Nation Entertainment, Inc.	4.7%
Alibaba Group Holding Ltd. (China)	4.3%
Airbnb, Inc. Class A	4.2%
QUALCOMM, Inc.	4.2%
D.R. Horton, Inc.	4.2%
MGM Resorts International	4.1%
ServiceNow, Inc.	3.8%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Hedged Equity Fund
Class A | (MRAEX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Hedged Equity Fund (Class A)	$78	1.50%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Large cap stocks returned 8%, while the covered call index (CBOE S&P 500 BuyWrite Index) delivered a respectable 12% return over the period.
  At period end, approximately 46% of the portfolio was unhedged, with long-term capital growth the primary objective.
  Exiting the period, the rest of the Fund is invested in companies with covered call options, a strategy that seeks to balance the capital growth potential of the underlying companies with downside protection provided by the income generated from writing options.
  Contributing positively to performance were several names in the energy sector.
  Conversely, select holdings in the consumer discretionary sector detracted from relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Hedged Equity Fund (Class A/(MRAEX))	12.71%	9.89%	12.30%	11.70%
Meridian Hedged Equity Fund (Class A/(MRAEX))	6.22%	8.59%	11.64%	11.11%
S&P 500® Index	25.02%	14.53%	13.10%	10.54%
CBOE S&P 500 Buy Write Index	20.12%	6.88%	6.94%	5.90%
(1)	Inception date of Class A is 11/15/13
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$44,615,872
Total number of portfolio holdings	113
Total advisory fee paid	$205,163
Portfolio turnover rate as of the end of the reporting period	16%
Top Ten Holdings (1)
NVIDIA Corp.	8.6%
GEO Group, Inc. (The)	6.1%
Clear Secure, Inc. Class A	5.7%
Live Nation Entertainment, Inc.	4.7%
Alibaba Group Holding Ltd. (China)	4.3%
Airbnb, Inc. Class A	4.2%
QUALCOMM, Inc.	4.2%
D.R. Horton, Inc.	4.2%
MGM Resorts International	4.1%
ServiceNow, Inc.	3.8%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Hedged Equity Fund
Class C | (MRCEX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Hedged Equity Fund (Class C)	$117	2.25%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Large cap stocks returned 8%, while the covered call index (CBOE S&P 500 BuyWrite Index) delivered a respectable 12% return over the period.
  At period end, approximately 46% of the portfolio was unhedged, with long-term capital growth the primary objective.
  Exiting the period, the rest of the Fund is invested in companies with covered call options, a strategy that seeks to balance the capital growth potential of the underlying companies with downside protection provided by the income generated from writing options.
  Contributing positively to performance were several names in the energy sector.
  Conversely, select holdings in the consumer discretionary sector detracted from relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Hedged Equity Fund (Class C/(MRCEX))	11.93%	9.36%	N/A	12.02%
S&P 500® Index	25.02%	14.53%	13.10%	10.54%
CBOE S&P 500 Buy Write Index	20.12%	6.88%	6.94%	5.90%
(1)	Inception date of Class C is 07/01/15
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$44,615,872
Total number of portfolio holdings	113
Total advisory fee paid	$205,163
Portfolio turnover rate as of the end of the reporting period	16%
Top Ten Holdings (1)
NVIDIA Corp.	8.6%
GEO Group, Inc. (The)	6.1%
Clear Secure, Inc. Class A	5.7%
Live Nation Entertainment, Inc.	4.7%
Alibaba Group Holding Ltd. (China)	4.3%
Airbnb, Inc. Class A	4.2%
QUALCOMM, Inc.	4.2%
D.R. Horton, Inc.	4.2%
MGM Resorts International	4.1%
ServiceNow, Inc.	3.8%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Hedged Equity Fund
Investor Class | (MRIEX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Hedged Equity Fund (Investor Class)	$65	1.25%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Large cap stocks returned 8%, while the covered call index (CBOE S&P 500 BuyWrite Index) delivered a respectable 12% return over the period.
  At period end, approximately 46% of the portfolio was unhedged, with long-term capital growth the primary objective.
  Exiting the period, the rest of the Fund is invested in companies with covered call options, a strategy that seeks to balance the capital growth potential of the underlying companies with downside protection provided by the income generated from writing options.
  Contributing positively to performance were several names in the energy sector.
  Conversely, select holdings in the consumer discretionary sector detracted from relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Hedged Equity Fund (Investor Class/(MRIEX))	13.05%	10.19%	12.61%	12.00%
S&P 500® Index	25.02%	14.53%	13.10%	10.54%
CBOE S&P 500 Buy Write Index	20.12%	6.88%	6.94%	5.90%
(1)	Inception date of Investor Class is 11/15/13
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$44,615,872
Total number of portfolio holdings	113
Total advisory fee paid	$205,163
Portfolio turnover rate as of the end of the reporting period	16%
Top Ten Holdings (1)
NVIDIA Corp.	8.6%
GEO Group, Inc. (The)	6.1%
Clear Secure, Inc. Class A	5.7%
Live Nation Entertainment, Inc.	4.7%
Alibaba Group Holding Ltd. (China)	4.3%
Airbnb, Inc. Class A	4.2%
QUALCOMM, Inc.	4.2%
D.R. Horton, Inc.	4.2%
MGM Resorts International	4.1%
ServiceNow, Inc.	3.8%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Small Cap Growth Fund
Legacy Class | (MSGGX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Legacy Class)	$66	1.25%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on six of the seven days on which the index declined 2% or more.
  This contrasted with the market’s appetite for larger, high-momentum companies during the period.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, an underweight position in the financials sector detracted from relative performance, as the financials sector was the best-performing sector in the index during the period.
  In addition, negative stock selection in the consumer discretionary sector detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))	11.67%	5.76%	8.17%	9.62%
Russell 2000® Growth Index	15.15%	6.86%	8.09%	8.25%
Russell 3000® Index	23.81%	13.86%	12.55%	12.86%
(1)	Inception date of Legacy Class is 12/16/13
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$421,069,948
Total number of portfolio holdings	106
Total advisory fee paid	$2,191,355
Portfolio turnover rate as of the end of the reporting period	13%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Cargurus, Inc.	2.8%
Mirion Technologies, Inc.	2.7%
Smartsheet, Inc. Class A	2.7%
Alight, Inc. Class A	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Consensus Cloud Solutions, Inc.	2.2%
PlayAGS, Inc.	2.0%
RB Global, Inc. (Canada)	1.9%
Waystar Holding Corp.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 29, 2018. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Small Cap Growth Fund
Institutional Class | (MSGRX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Institutional Class)	$58	1.10%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on six of the seven days on which the index declined 2% or more.
  This contrasted with the market’s appetite for larger, high-momentum companies during the period.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, an underweight position in the financials sector detracted from relative performance, as the financials sector was the best-performing sector in the index during the period.
  In addition, negative stock selection in the consumer discretionary sector detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))	11.86%	5.88%	8.26%	8.27%
Russell 2000® Growth Index	15.15%	6.86%	8.09%	8.25%
Russell 3000® Index	23.81%	13.86%	12.55%	12.86%
(1)	Inception date of Institutional Class is 12/24/14
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$421,069,948
Total number of portfolio holdings	106
Total advisory fee paid	$2,191,355
Portfolio turnover rate as of the end of the reporting period	13%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Cargurus, Inc.	2.8%
Mirion Technologies, Inc.	2.7%
Smartsheet, Inc. Class A	2.7%
Alight, Inc. Class A	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Consensus Cloud Solutions, Inc.	2.2%
PlayAGS, Inc.	2.0%
RB Global, Inc. (Canada)	1.9%
Waystar Holding Corp.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 29, 2018. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Small Cap Growth Fund
Class A | (MSGAX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Class A)	$79	1.50%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on six of the seven days on which the index declined 2% or more.
  This contrasted with the market’s appetite for larger, high-momentum companies during the period.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, an underweight position in the financials sector detracted from relative performance, as the financials sector was the best-performing sector in the index during the period.
  In addition, negative stock selection in the consumer discretionary sector detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Class A/(MSGAX))	11.38%	5.43%	7.82%	9.26%
Meridian Small Cap Growth Fund (Class A/(MSGAX))	4.95%	4.19%	7.18%	8.68%
Russell 2000® Growth Index	15.15%	6.86%	8.09%	8.25%
Russell 3000® Index	23.81%	13.86%	12.55%	12.86%
(1)	Inception date of Class A is 12/16/13
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$421,069,948
Total number of portfolio holdings	106
Total advisory fee paid	$2,191,355
Portfolio turnover rate as of the end of the reporting period	13%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Cargurus, Inc.	2.8%
Mirion Technologies, Inc.	2.7%
Smartsheet, Inc. Class A	2.7%
Alight, Inc. Class A	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Consensus Cloud Solutions, Inc.	2.2%
PlayAGS, Inc.	2.0%
RB Global, Inc. (Canada)	1.9%
Waystar Holding Corp.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 29, 2018. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Small Cap Growth Fund
Class C | (MSGCX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Class C)	$118	2.25%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on six of the seven days on which the index declined 2% or more.
  This contrasted with the market’s appetite for larger, high-momentum companies during the period.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, an underweight position in the financials sector detracted from relative performance, as the financials sector was the best-performing sector in the index during the period.
  In addition, negative stock selection in the consumer discretionary sector detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Class C/(MSGCX))	10.54%	4.68%	N/A	6.87%
Russell 2000® Growth Index	15.15%	6.86%	8.09%	8.25%
Russell 3000® Index	23.81%	13.86%	12.55%	12.86%
(1)	Inception date of Class C is 07/01/15
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$421,069,948
Total number of portfolio holdings	106
Total advisory fee paid	$2,191,355
Portfolio turnover rate as of the end of the reporting period	13%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Cargurus, Inc.	2.8%
Mirion Technologies, Inc.	2.7%
Smartsheet, Inc. Class A	2.7%
Alight, Inc. Class A	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Consensus Cloud Solutions, Inc.	2.2%
PlayAGS, Inc.	2.0%
RB Global, Inc. (Canada)	1.9%
Waystar Holding Corp.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 29, 2018. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

Meridian Small Cap Growth Fund
Investor Class | (MISGX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Investor Class)	$66	1.25%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equities moved higher over the 6-month period ended December 31, 2024.
  The U.S. election results, inflation, and the direction of interest rates were key influences on the markets during the period.
  Small cap growth stocks delivered a respectable 10% return over the period.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on six of the seven days on which the index declined 2% or more.
  This contrasted with the market’s appetite for larger, high-momentum companies during the period.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, an underweight position in the financials sector detracted from relative performance, as the financials sector was the best-performing sector in the index during the period.
  In addition, negative stock selection in the consumer discretionary sector detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Investor Class/(MISGX))	11.71%	5.70%	8.10%	9.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%	8.25%
Russell 3000® Index	23.81%	13.86%	12.55%	12.86%
(1)	Inception date of Investor Class is 12/16/13
The Fund's Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$421,069,948
Total number of portfolio holdings	106
Total advisory fee paid	$2,191,355
Portfolio turnover rate as of the end of the reporting period	13%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Cargurus, Inc.	2.8%
Mirion Technologies, Inc.	2.7%
Smartsheet, Inc. Class A	2.7%
Alight, Inc. Class A	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Consensus Cloud Solutions, Inc.	2.2%
PlayAGS, Inc.	2.0%
RB Global, Inc. (Canada)	1.9%
Waystar Holding Corp.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
What material changes impacted the Fund this year?
This is a summary of certain changes and planned changes to the Fund Since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available in November of 2025 at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/ or upon request at 800.446.6662.
Effective November 1, 2024, the Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 29, 2018. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

Financial Statements and Other Important Information
December 31, 2024
Meridian Fund, Inc.

Meridian Growth Fund
Meridian Contrarian Fund
Meridian Hedged Equity Fund
Meridian Small Cap Growth Fund

MERIDIAN FUND, INC.

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Shares	Value
Common Stocks - 91.8%
Communication Services - 8.5%
Diversified Telecommunication Services - 1.1%
Iridium Communications, Inc.	372,804	$10,818,772
Interactive Media & Services - 7.4%
Cargurus, Inc.[1]	816,836	29,847,187
IAC, Inc.[1]	224,467	9,683,506
Ziff Davis, Inc.[1]	545,070	29,619,104
ZipRecruiter, Inc. Class A1	843,095	6,104,008
		75,253,805
Total Communication Services		86,072,577
Consumer Discretionary - 7.3%
Automobile Components - 0.4%
Fox Factory Holding Corp.[1]	140,939	4,266,224
Distributors - 0.5%
Pool Corp.	12,943	4,412,786
Hotels, Restaurants & Leisure - 3.5%
Churchill Downs, Inc.	216,599	28,924,630
Sportradar Group AG Class A (Switzerland)[1]	386,855	6,708,066
		35,632,696
Specialty Retail - 2.4%
Chewy, Inc. Class A1	522,281	17,491,190
Sally Beauty Holdings, Inc.[1]	653,855	6,832,785
		24,323,975
Textiles, Apparel & Luxury Goods - 0.5%
Skechers U.S.A., Inc. Class A1	77,844	5,234,231
Total Consumer Discretionary		73,869,912
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Crescent Energy Co. Class A	355,593	5,195,214
Viper Energy, Inc.	357,087	17,522,259
Total Energy		22,717,473
Financials - 5.8%
Capital Markets - 0.8%
WisdomTree, Inc.[2]	793,198	8,328,579
Financial Services - 4.2%
Euronet Worldwide, Inc.[1]	246,243	25,323,630
Remitly Global, Inc.[1]	749,200	16,909,444
		42,233,074
Insurance - 0.8%
First American Financial Corp.	124,003	7,742,747
Total Financials		58,304,400
Health Care - 28.3%
Biotechnology - 6.6%
Agios Pharmaceuticals, Inc.[1]	171,529	5,636,443
	Shares	Value
Dyne Therapeutics, Inc.[1]	113,936	$2,684,332
Exact Sciences Corp.[1,2]	78,735	4,424,120
Halozyme Therapeutics, Inc.[1]	281,452	13,456,220
Legend Biotech Corp. ADR[1,2]	157,818	5,135,398
Madrigal Pharmaceuticals, Inc.[1,2]	37,638	11,613,958
Nuvalent, Inc. Class A1	28,116	2,200,920
SpringWorks Therapeutics, Inc.[1,2]	186,309	6,731,344
Veracyte, Inc.[1]	384,549	15,228,140
		67,110,875
Health Care Equipment & Supplies - 13.2%
Align Technology, Inc.[1]	22,036	4,594,726
Axogen, Inc.[1]	353,750	5,829,800
CONMED Corp.[2]	72,558	4,965,870
Cooper Cos., Inc. (The)[1]	195,823	18,002,008
Globus Medical, Inc. Class A1	92,808	7,676,150
Merit Medical Systems, Inc.[1]	202,818	19,616,557
Nevro Corp. [1]	633,748	2,357,543
Omnicell, Inc.[1]	186,847	8,318,428
QuidelOrtho Corp.[1]	240,596	10,718,552
STERIS Plc	125,229	25,742,073
Tandem Diabetes Care, Inc.[1]	413,354	14,889,011
Teleflex, Inc.	43,276	7,702,263
TransMedics Group, Inc.[1,2]	38,695	2,412,633
		132,825,614
Health Care Providers & Services - 1.3%
HealthEquity, Inc.[1]	138,956	13,332,828
Health Care Technology - 4.9%
Certara, Inc.[1]	994,614	10,592,639
Doximity, Inc. Class A1	360,641	19,254,623
Waystar Holding Corp.[1]	546,257	20,047,632
		49,894,894
Life Sciences Tools & Services - 1.8%
Bio-Techne Corp.	127,375	9,174,821
Sotera Health Co.[1]	631,092	8,633,339
		17,808,160
Pharmaceuticals - 0.5%
Arvinas, Inc.[1,2]	280,205	5,371,530
Total Health Care		286,343,901
Industrials - 23.1%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	37,107	13,168,161
Standardaero, Inc.[1,2]	109,245	2,704,906
		15,873,067
Commercial Services & Supplies - 6.6%
ACV Auctions, Inc. Class A1	673,347	14,544,295
Cimpress Plc (Ireland)[1]	135,642	9,728,244
GFL Environmental, Inc.	136,476	6,078,641
The accompanying notes are an integral part of the financial statements.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
	Shares	Value
RB Global, Inc. (Canada)	397,976	$35,901,415
		66,252,595
Electrical Equipment - 4.0%
Generac Holdings, Inc.[1]	133,263	20,662,428
Sensata Technologies Holding Plc	705,686	19,335,797
		39,998,225
Ground Transportation - 0.4%
Heartland Express, Inc.	410,903	4,610,332
Machinery - 4.3%
Federal Signal Corp.	92,521	8,548,015
John Bean Technologies Corp.	90,768	11,536,613
Middleby Corp. (The)[1]	74,253	10,057,569
Toro Co. (The)[2]	172,718	13,834,712
		43,976,909
Marine Transportation - 1.7%
Kirby Corp.[1]	119,990	12,694,942
Matson, Inc.	35,411	4,774,819
		17,469,761
Professional Services - 3.1%
Alight, Inc. Class A	3,698,627	25,594,499
TriNet Group, Inc.	58,722	5,330,196
		30,924,695
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	33,028	7,909,215
Core & Main, Inc. Class A1	123,347	6,279,596
		14,188,811
Total Industrials		233,294,395
Information Technology - 16.0%
Electronic Equipment, Instruments & Components - 3.0%
Trimble, Inc.[1]	434,609	30,709,472
IT Services - 2.3%
Okta, Inc.[1]	294,653	23,218,656
Semiconductors & Semiconductor Equipment - 2.3%
GLOBALFOUNDRIES, Inc.[1,2]	322,306	13,830,151
ON Semiconductor Corp.[1]	141,841	8,943,075
		22,773,226
Software - 8.4%
8x8, Inc.[1]	1,477,633	3,945,280
Blackbaud, Inc.[1]	216,021	15,968,272
Consensus Cloud Solutions, Inc.[1]	173,398	4,137,276
Dynatrace, Inc.[1]	340,313	18,496,012
Elastic, N.V.[1]	46,793	4,636,251
N-able, Inc.[1]	611,909	5,715,230
nCino, Inc.[1]	412,099	13,838,284
	Shares	Value
Sprout Social, Inc. Class A1	263,155	$8,081,490
Tenable Holdings, Inc.[1]	248,404	9,782,150
		84,600,245
Total Information Technology		161,301,599
Materials - 0.5%
Construction Materials - 0.5%
Eagle Materials, Inc.	21,734	5,363,082
Total Materials		5,363,082
Total Common Stocks - 91.8% (Cost $743,218,543)		927,267,339
Preferred Stocks - 3.5%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Evolve Vacation Rental Network, Inc. Series 9 Acquisition Date: 5/29/20, Cost $4,499,999[1,3,4]	776,451	15,598,901
Total Communication Services		15,598,901
Information Technology - 1.2%
IT Services - 0.8%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $7,164,990[1,3,4]	290,316	8,006,915
Software - 0.4%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $7,369,692[1,3,4]	167,493	4,224,174
Total Information Technology		12,231,089
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Apartment List, Inc. Series D Acquisition Date: 11/2/20 - 12/21/20, Cost $8,399,997[1,3,4]	2,299,479	7,726,249
Total Real Estate		7,726,249
Total Preferred Stocks - 3.5% (Cost $27,434,679)		35,556,239
Private Investment Fund - 0.4%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $4,037,882[1,3,5]	4,038	3,607,242
Total Private Investment Fund - 0.4% (Cost $4,037,882)		3,607,242

The accompanying notes are an integral part of the financial statements.

Meridian Funds	5	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
	Shares	Value
Convertible Note - 0.1%
Information Technology - 0.1%
Software - 0.1%
Skyryse, Inc. Acquisition Date: 4/10/24, Cost $1,000,000[1,3,4]	1,000,000	$1,000,000
Total Information Technology		1,000,000
Total Convertible Note - 0.1% (Cost $1,000,000)		1,000,000
Shares/ Principal Amount
Short-Term Investments - 6.3%[6]
Money Market Funds - 6.3%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.42%	44,288,576	44,288,576
	Shares/ Principal Amount	Value
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 4.43%	19,720,347	$19,720,347
Total Money Market Funds (Cost $64,008,923)		64,008,923
Total Short-Term Investments - 6.3% (Cost $64,008,923)		64,008,923
Total Investments - 102.1% (Cost $839,700,027)		1,031,439,743
Liabilities in Excess of Other Assets - (2.1)%		(21,342,379)
Net Assets - 100.0%		$1,010,097,364

ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at December 31, 2024. Total value of such securities at period-end amounts to $55,254,335 and represents 5.47% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $40,163,481 and represents 3.98% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors. See Note 1 in Notes to financial statements.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	6	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Shares	Value
Common Stocks - 91.8%
Communication Services - 1.4%
Interactive Media & Services - 1.4%
Cars.com, Inc.[1]	475,000	$8,231,750
Total Communication Services		8,231,750
Consumer Discretionary - 8.5%
Automobile Components - 0.6%
Fox Factory Holding Corp.[1]	125,000	3,783,750
Hotels, Restaurants & Leisure - 4.0%
Lucky Strike Entertainment Corp. Class A2	781,803	7,825,848
PlayAGS, Inc.[1]	493,622	5,691,462
Sweetgreen, Inc. Class A1,2	291,157	9,334,493
		22,851,803
Specialty Retail - 1.7%
Aritzia, Inc. (Canada)[1,2]	257,416	9,498,650
Textiles, Apparel & Luxury Goods - 2.2%
Levi Strauss & Co. Class A	321,000	5,553,300
VF Corp.[2]	327,000	7,017,420
		12,570,720
Total Consumer Discretionary		48,704,923
Consumer Staples - 3.8%
Beverages - 0.7%
Zevia PBC Class A1,2	1,000,000	4,190,000
Personal Care Products - 3.1%
Honest Co., Inc. (The)[1]	2,548,546	17,661,424
Total Consumer Staples		21,851,424
Energy - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
APA Corp.	302,125	6,976,066
California Resources Corp.	178,000	9,236,420
Cameco Corp. (Canada)[2]	346,289	17,795,792
Crescent Energy Co. Class A	285,572	4,172,207
NexGen Energy Ltd. (Canada)[1]	214,655	1,416,723
Total Energy		39,597,208
Financials - 13.4%
Banks - 5.9%
First Citizens BancShares, Inc. Class A	10,760	22,736,095
Texas Capital Bancshares, Inc.[1]	136,000	10,635,200
		33,371,295
Capital Markets - 3.3%
DigitalBridge Group, Inc.	582,121	6,566,325
LPL Financial Holdings, Inc.	38,256	12,490,967
		19,057,292
	Shares	Value
Insurance - 4.2%
Axis Capital Holdings Ltd.	203,000	$17,989,860
Universal Insurance Holdings, Inc.	285,000	6,002,100
		23,991,960
Total Financials		76,420,547
Health Care - 9.8%
Biotechnology - 2.7%
Legend Biotech Corp. ADR[1,2]	233,821	7,608,536
ORIC Pharmaceuticals, Inc.[1,2]	370,000	2,985,900
SpringWorks Therapeutics, Inc.[1,2]	93,000	3,360,090
Zenas Biopharma, Inc. Acquisition Date: 5/3/24, Cost $1,999,984[1,3,4]	133,812	931,532
Zenas Biopharma, Inc.[1]	50,000	409,500
		15,295,558
Health Care Equipment & Supplies - 3.3%
Envista Holdings Corp.[1]	521,643	10,062,494
QuidelOrtho Corp.[1]	201,000	8,954,550
		19,017,044
Health Care Providers & Services - 1.6%
Tenet Healthcare Corp.[1]	70,766	8,932,792
Pharmaceuticals - 2.2%
Perrigo Co. Plc[2]	493,855	12,697,012
Total Health Care		55,942,406
Industrials - 18.6%
Aerospace & Defense - 2.1%
BWX Technologies, Inc.	106,223	11,832,180
Building Products - 1.6%
Hayward Holdings, Inc.[1]	592,000	9,051,680
Commercial Services & Supplies - 2.1%
ACV Auctions, Inc. Class A1	287,000	6,199,200
VSE Corp.[2]	60,000	5,706,000
		11,905,200
Electrical Equipment - 2.3%
American Superconductor Corp.[1,2]	146,432	3,606,620
Regal Rexnord Corp.	63,241	9,810,577
		13,417,197
Ground Transportation - 2.6%
Knight-Swift Transportation Holdings, Inc.	177,813	9,431,202
U-Haul Holding Co.[1,2]	75,800	5,237,022
		14,668,224
Machinery - 3.4%
Kornit Digital Ltd. (Israel)[1]	373,000	11,544,350
The accompanying notes are an integral part of the financial statements.

Meridian Funds	7	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
	Shares	Value
Toro Co. (The)	99,493	$7,969,389
		19,513,739
Professional Services - 3.0%
CACI International, Inc. Class A1	21,200	8,566,072
Planet Labs PBC[1,2]	2,078,958	8,398,990
		16,965,062
Trading Companies & Distributors - 1.5%
Core & Main, Inc. Class A1	169,000	8,603,790
Total Industrials		105,957,072
Information Technology - 15.9%
Electronic Equipment, Instruments & Components - 5.5%
Mirion Technologies, Inc.[1]	891,000	15,547,950
nLight, Inc.[1]	433,988	4,552,534
Trimble, Inc.[1]	162,156	11,457,943
		31,558,427
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc.[1]	63,000	7,609,770
Ambarella, Inc.[1]	85,000	6,182,900
CEVA, Inc.[1]	254,677	8,035,059
Navitas Semiconductor Corp.[1,2]	1,194,000	4,262,580
Penguin Solutions, Inc.[1,2]	800,000	15,352,000
		41,442,309
Software - 3.1%
Adeia, Inc.	509,000	7,115,820
BlackBerry Ltd. (Canada)[1,2]	1,911,833	7,226,729
LiveRamp Holdings, Inc.[1]	115,314	3,502,086
		17,844,635
Total Information Technology		90,845,371
Materials - 6.4%
Chemicals - 0.9%
Orion S.A. (Germany)	313,188	4,945,239
Containers & Packaging - 3.2%
Crown Holdings, Inc.	129,642	10,720,097
Ranpak Holdings Corp.[1]	1,130,000	7,774,400
		18,494,497
Metals & Mining - 2.3%
Constellium SE1	578,913	5,945,436
New Gold, Inc. (Canada)[1]	1,695,000	4,203,600
Radius Recycling, Inc.	186,000	2,830,920
		12,979,956
Total Materials		36,419,692
Real Estate - 2.8%
Diversified REITs - 0.8%
Alexander & Baldwin, Inc.	248,000	4,399,520
	Shares	Value
Specialized REITs - 2.0%
VICI Properties, Inc.	398,000	$11,625,580
Total Real Estate		16,025,100
Utilities - 4.3%
Electric Utilities - 2.0%
Evergy, Inc.	188,000	11,571,400
Independent Power & Renewable Electricity Producers - 2.3%
Brookfield Renewable Holdings Corp. (Canada)	461,800	12,773,388
Total Utilities		24,344,788
Total Common Stocks - 91.8% (Cost $381,861,590)		524,340,281
Warrants - 0.0%
Information Technology - 0.0%
Software - 0.0%
KLDiscovery, Inc., Strike Price $11.50, Expires 12/19/24[1]	450,000	225
Total Information Technology		225
Total Warrants - 0.0% (Cost $250,695)		225
Preferred Stocks - 0.1%
Information Technology - 0.1%
Software - 0.1%
Casters Holdings, Inc. dba Fyllo Compliance Cloud Series C Acquisition Date: 10/25/21, Cost $3,000,000[1,3,4]	2,821,405	7,618
Fyllo Series C-2 Shares Acquisition Date: 10/21/22, Cost $3,000,000[1,3,4]	2,272,727	6,136
Fyllo Series C-3 Acquisition Date: 12/20/23, Cost $250,000[1,3,4]	2,158,895	360,751
Total Information Technology		374,505
Total Preferred Stocks - 0.1% (Cost $6,250,000)		374,505
Rights - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Albireo Pharma, Inc. CVR[1,4]	150,750	349,740
Total Health Care		349,740
Total Rights - 0.0% (Cost $0)		349,740

The accompanying notes are an integral part of the financial statements.

Meridian Funds	8	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
	Shares/ Principal Amount	Value
Short-Term Investments - 13.1%[5]
Money Market Funds - 13.1%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.42%	47,023,093	$47,023,093
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 4.43%	27,895,012	27,895,012
Total Money Market Funds (Cost $74,918,105)		74,918,105
Total Short-Term Investments - 13.1% (Cost $74,918,105)		74,918,105
Total Investments - 105.0% (Cost $463,280,390)		599,982,856
Liabilities in Excess of Other Assets - (5.0)%		(28,601,557)
Net Assets - 100.0%		$571,381,299
ADR—American Depositary Receipt
CVR—Contingent Value Rights
PBC—Public Benefit Corporation
Plc—Public Limited Company
S.A.—Société Anonyme is the French term for a public limited company
SE—Societas Europaea is the Latin term for a public limited liability company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at December 31, 2024. Total value of such securities at period-end amounts to $61,460,913 and represents 10.76% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $1,306,037 and represents 0.23% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors. See Note 1 in Notes to financial statements.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	9	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Shares	Value
Common Stocks - 130.2%
Communication Services - 20.1%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	5,892	$235,621
Entertainment - 6.5%
Liberty Media Corp.-Liberty Live Class A1	3,237	215,455
Liberty Media Corp.-Liberty Live Class C1	199	13,544
Live Nation Entertainment, Inc.[1,2]	16,000	2,072,000
Madison Square Garden Entertainment Corp.[1]	4,977	177,181
Walt Disney Co. (The)	3,546	394,847
		2,873,027
Interactive Media & Services - 7.4%
Alphabet, Inc. Class C2	6,300	1,199,772
IAC, Inc.[1,2]	18,370	792,482
Match Group, Inc.[1,2]	40,200	1,314,942
		3,307,196
Media - 5.7%
Boston Omaha Corp. Class A1	26,555	376,550
Ibotta, Inc. Class A1,2,3	20,548	1,337,264
Liberty Broadband Corp. Class C1	7,553	564,662
Sirius XM Holdings, Inc.	11,515	262,542
		2,541,018
Total Communication Services		8,956,862
Consumer Discretionary - 23.8%
Automobiles - 0.1%
Rivian Automotive, Inc. Class A1	4,170	55,461
Broadline Retail - 6.8%
Alibaba Group Holding Ltd. ADR (China)[2]	22,500	1,907,775
Amazon.com, Inc.[1]	5,115	1,122,180
		3,029,955
Hotels, Restaurants & Leisure - 8.3%
Airbnb, Inc. Class A1,2	14,400	1,892,304
MGM Resorts International[1,2]	52,800	1,829,520
		3,721,824
Household Durables - 4.2%
D.R. Horton, Inc.[2]	13,500	1,887,570
Specialty Retail - 2.7%
Home Depot, Inc. (The)	1,148	446,560
Sally Beauty Holdings, Inc.[1]	12,600	131,670
Valvoline, Inc.[1,2]	16,900	611,442
		1,189,672
Textiles, Apparel & Luxury Goods - 1.7%
Levi Strauss & Co. Class A2	30,000	519,000
	Shares	Value
NIKE, Inc. Class B	3,025	$228,902
		747,902
Total Consumer Discretionary		10,632,384
Consumer Staples - 8.1%
Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp.	773	708,277
Target Corp.	2,234	301,992
		1,010,269
Food Products - 4.4%
Archer-Daniels-Midland Co.[1,2]	15,000	757,800
Dole Plc	32,645	442,013
Lamb Weston Holdings, Inc.[2]	11,300	755,179
		1,954,992
Personal Care Products - 1.5%
Coty, Inc. Class A1,2	48,000	334,080
Kenvue, Inc.	15,412	329,046
		663,126
Total Consumer Staples		3,628,387
Energy - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Cheniere Energy, Inc.[2]	6,700	1,439,629
Chevron Corp.	3,310	479,421
Total Energy		1,919,050
Financials - 13.9%
Banks - 4.2%
JPMorgan Chase & Co.	4,000	958,840
U.S. Bancorp	17,777	850,274
Wells Fargo & Co.[2]	600	42,144
		1,851,258
Capital Markets - 6.3%
Charles Schwab Corp. (The)[2]	20,000	1,480,200
Intercontinental Exchange, Inc.	6,664	993,002
S&P Global, Inc.	690	343,641
		2,816,843
Financial Services - 3.4%
PayPal Holdings, Inc.[1]	3,160	269,706
Visa, Inc. Class A	3,911	1,236,033
		1,505,739
Total Financials		6,173,840
Health Care - 6.4%
Biotechnology - 0.1%
GRAIL, Inc.[1,3]	2,005	35,789
Life Sciences Tools & Services - 4.6%
Danaher Corp.	2,025	464,839
Illumina, Inc. [1,2]	11,900	1,590,197
		2,055,036
The accompanying notes are an integral part of the financial statements.

Meridian Funds	10	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
	Shares	Value
Pharmaceuticals - 1.7%
Johnson & Johnson	2,215	$320,333
Royalty Pharma Plc Class A	16,759	427,522
		747,855
Total Health Care		2,838,680
Industrials - 10.6%
Commercial Services & Supplies - 8.5%
ACV Auctions, Inc. Class A1	13,594	293,631
GEO Group, Inc. (The)[1,2]	97,000	2,714,060
GFL Environmental, Inc.	17,526	780,608
		3,788,299
Machinery - 1.4%
AGCO Corp.[2]	6,500	607,620
Professional Services - 0.7%
CACI International, Inc. Class A1	840	339,410
Total Industrials		4,735,329
Information Technology - 34.1%
IT Services - 2.7%
Shopify, Inc. Class A (Canada)[1,2]	11,300	1,201,529
Semiconductors & Semiconductor Equipment - 14.4%
GLOBALFOUNDRIES, Inc.[1,3]	4,200	180,222
Micron Technology, Inc.[2]	6,200	521,792
NVIDIA Corp.[2]	28,530	3,831,294
QUALCOMM, Inc.[2]	12,300	1,889,526
		6,422,834
Software - 15.0%
Clear Secure, Inc. Class A2	96,000	2,557,440
Microsoft Corp.	2,018	850,587
Salesforce, Inc.[2]	1,729	578,056
ServiceNow, Inc.[1,2]	1,600	1,696,192
Zoom Communications, Inc. Class A1,2	12,300	1,003,803
		6,686,078
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.[2]	3,588	898,507
Total Information Technology		15,208,948
Materials - 0.9%
Chemicals - 0.9%
Huntsman Corp.[2]	23,000	414,690
Total Materials		414,690
Real Estate - 5.3%
Health Care REITs - 0.6%
Alexandria Real Estate Equities, Inc.	2,941	286,895
Real Estate Management & Development - 1.8%
Howard Hughes Holdings, Inc.[1,2]	9,600	738,432
	Shares	Value
Seaport Entertainment Group, Inc.[1]	2,417	$67,555
		805,987
Specialized REITs - 2.9%
American Tower Corp.	2,978	546,195
Equinix, Inc.	772	727,911
		1,274,106
Total Real Estate		2,366,988
Utilities - 2.7%
Electric Utilities - 1.6%
Entergy Corp.	9,574	725,900
Independent Power & Renewable Electricity Producers - 1.1%
Vistra Corp.	3,510	483,924
Total Utilities		1,209,824
Total Common Stocks - 130.2% (Cost $45,520,699)		58,084,982
	Shares/ Principal Amount
Short-Term Investments - 9.9%[4]
Money Market Funds - 9.9%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.42%	4,129,951	4,129,951
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 4.43%	307,976	307,976
Total Money Market Funds (Cost $4,437,927)		4,437,927
Total Short-Term Investments - 9.9% (Cost $4,437,927)		4,437,927
Total Investments - 140.1% (Cost $49,958,626)		62,522,909
Liabilities in Excess of Other Assets - (40.1)%		(17,907,037)
Net Assets - 100.0%		$44,615,872

The accompanying notes are an integral part of the financial statements.

Meridian Funds	11	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Value
Call Options Written - (39.8)%
Total Call Options Written - (39.8)% (Premium received $(11,308,804))	$(17,749,548)
ADR—American Depositary Receipt
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	Securities, or a portion thereof, with a value of $39,834,489 were pledged as collateral for written options by the fund.
[3]	All or portion of this security is on loan at December 31, 2024. Total value of such securities at period-end amounts to $303,739 and represents 0.68% of net assets.
[4]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	12	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
Alibaba Group Holding Ltd. ADR (China)	50.00	1/17/25	100	$847,900	$(276,829)	$(369,000)
Alphabet, Inc. Class C	70.00	1/17/25	63	1,199,772	(203,646)	(773,325)
Apple, Inc.	155.00	1/17/25	35	876,470	(143,473)	(333,725)
Coty, Inc. Class A	10.00	1/17/25	480	334,080	(146,876)	(2,400)
D.R. Horton, Inc.	115.00	1/17/25	86	1,202,452	(333,187)	(218,440)
Howard Hughes Holdings, Inc.	70.00	1/17/25	96	738,432	(78,638)	(120,000)
Huntsman Corp.	18.00	1/17/25	230	414,690	(159,670)	(10,350)
Illumina, Inc.	65.00	1/17/25	85	1,135,855	(690,768)	(629,000)
Lamb Weston Holdings, Inc.	75.00	1/17/25	33	220,539	(78,475)	(1,155)
Levi Strauss & Co. Class A	13.00	1/17/25	300	519,000	(116,766)	(132,000)
Match Group, Inc.	25.00	1/17/25	210	686,910	(293,387)	(183,750)
Micron Technology, Inc.	45.00	1/17/25	62	521,792	(163,377)	(245,520)
QUALCOMM, Inc.	120.00	1/17/25	88	1,351,856	(371,985)	(299,728)
Salesforce, Inc.	110.00	1/17/25	17	568,361	(99,945)	(384,880)
ServiceNow, Inc.	300.00	1/17/25	16	1,696,192	(251,750)	(1,222,880)
Shopify, Inc. Class A (Canada)	22.50	1/17/25	113	1,201,529	(321,591)	(960,500)
Wells Fargo & Co.	32.50	1/17/25	5	35,120	(6,496)	(19,100)
Zoom Communications, Inc. Class A	55.00	1/17/25	60	489,660	(113,653)	(165,000)
Duckhorn Portfolio, Inc. (The)	5.00	2/21/25	58	64,380	(16,609)	(35,380)
IAC, Inc.	40.00	3/21/25	142	612,588	(178,845)	(95,140)
Ibotta, Inc. Class A	30.00	3/21/25	192	1,249,536	(376,160)	(718,080)
AGCO Corp.	75.00	5/16/25	65	607,620	(167,939)	(148,200)
Alibaba Group Holding Ltd. ADR (China)	50.00	6/20/25	125	1,059,875	(336,965)	(476,875)
Charles Schwab Corp. (The)	47.50	6/20/25	200	1,480,200	(407,003)	(556,000)
NVIDIA Corp.	135.00	6/20/25	260	3,491,540	(167,311)	(3,224,000)
QUALCOMM, Inc.	115.00	6/20/25	22	337,964	(98,808)	(95,370)
Airbnb, Inc. Class A	85.00	1/16/26	144	1,892,304	(547,495)	(772,560)
Archer-Daniels-Midland Co.	45.00	1/16/26	150	757,800	(189,507)	(127,500)
Cheniere Energy, Inc.	155.00	1/16/26	67	1,439,629	(284,160)	(466,320)
Clear Secure, Inc. Class A	17.13	1/16/26	960	2,557,440	(630,660)	(1,094,400)
D.R. Horton, Inc.	120.00	1/16/26	49	685,118	(192,158)	(160,230)
GEO Group, Inc. (The)	15.00	1/16/26	970	2,714,060	(1,439,324)	(1,488,950)
Illumina, Inc.	80.00	1/16/26	34	454,342	(265,550)	(224,400)
Lamb Weston Holdings, Inc.	65.00	1/16/26	80	534,640	(205,257)	(93,600)
Live Nation Entertainment, Inc.	70.00	1/16/26	160	2,072,000	(509,252)	(1,062,400)
Match Group, Inc.	25.00	1/16/26	192	628,032	(254,248)	(192,000)
MGM Resorts International	40.00	1/16/26	384	1,330,560	(524,188)	(144,000)
QUALCOMM, Inc.	185.00	1/16/26	13	199,706	(72,522)	(16,900)
Valvoline, Inc.	30.00	1/16/26	169	611,442	(224,711)	(194,350)
Zoom Communications, Inc. Class A	55.00	1/16/26	63	514,143	(148,000)	(202,860)
MGM Resorts International	40.00	12/18/26	144	498,960	(221,620)	(89,280)
				Total	$(11,308,804)	$(17,749,548)
The accompanying notes are an integral part of the financial statements.

Meridian Funds	13	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Shares	Value
Common Stocks - 84.5%
Communication Services - 6.5%
Entertainment - 0.9%
Vivid Seats, Inc. Class A1,2	820,222	$3,797,628
Interactive Media & Services - 4.2%
Angi, Inc.[1,2]	1,872,852	3,108,934
Cargurus, Inc.[1]	326,916	11,945,511
ZipRecruiter, Inc. Class A1	337,012	2,439,967
		17,494,412
Media - 1.4%
Ibotta, Inc. Class A1,2	68,153	4,435,397
TechTarget, Inc.[1]	84,712	1,678,992
		6,114,389
Total Communication Services		27,406,429
Consumer Discretionary - 9.6%
Automobile Components - 2.3%
Dorman Products, Inc.[1]	43,837	5,679,083
Fox Factory Holding Corp.[1]	51,681	1,564,384
Stoneridge, Inc.[1]	379,132	2,377,158
		9,620,625
Hotels, Restaurants & Leisure - 5.6%
Everi Holdings, Inc.[1]	468,108	6,324,139
First Watch Restaurant Group, Inc.[1,2]	143,762	2,675,411
Genius Sports Ltd. (United Kingdom)[1]	434,208	3,755,899
PlayAGS, Inc.[1]	718,427	8,283,463
Sweetgreen, Inc. Class A1,2	79,276	2,541,589
		23,580,501
Leisure Products - 0.6%
Clarus Corp.[2]	518,396	2,337,966
Specialty Retail - 0.6%
Sally Beauty Holdings, Inc.[1]	256,388	2,679,255
Textiles, Apparel & Luxury Goods - 0.5%
Skechers U.S.A., Inc. Class A1	30,609	2,058,149
Total Consumer Discretionary		40,276,496
Consumer Staples - 3.4%
Tobacco - 3.4%
Turning Point Brands, Inc.	239,198	14,375,800
Total Consumer Staples		14,375,800
Energy - 4.4%
Energy Equipment & Services - 2.1%
NCS Multistage Holdings, Inc.[1]	35,932	932,795
NPK International, Inc.[1]	1,045,717	8,020,649
		8,953,444
	Shares	Value
Oil, Gas & Consumable Fuels - 2.3%
Crescent Energy Co. Class A	142,510	$2,082,071
Viper Energy, Inc.	154,282	7,570,618
		9,652,689
Total Energy		18,606,133
Financials - 3.8%
Capital Markets - 0.8%
WisdomTree, Inc.[2]	321,970	3,380,685
Financial Services - 3.0%
International Money Express, Inc.[1]	293,949	6,122,958
Remitly Global, Inc.[1]	297,514	6,714,891
		12,837,849
Total Financials		16,218,534
Health Care - 23.1%
Biotechnology - 7.0%
4D Molecular Therapeutics, Inc.[1]	130,435	726,523
C4 Therapeutics, Inc.[1,2]	481,881	1,734,772
Centrexion Therapeutics Corp. (Dividend Shares) Acquisition Date: 3/14/19, Cost $0[1,3,4]	17,318	346
CG oncology, Inc.[1]	48,853	1,401,104
Inhibrx Biosciences, Inc.[1]	23,321	359,143
Kiniksa Pharmaceuticals International Plc[1,2]	118,155	2,337,106
Neurogene, Inc.[1,2]	57,914	1,323,914
Newamsterdam Pharma Co., N.V. (Netherlands)[1,2]	80,436	2,067,205
Nuvalent, Inc. Class A1,2	29,647	2,320,767
ORIC Pharmaceuticals, Inc.[1,2]	308,341	2,488,312
PMV Pharmaceuticals, Inc.[1]	1,255,473	1,895,764
ProQR Therapeutics, N.V. (Netherlands)[1]	520,253	1,378,671
SpringWorks Therapeutics, Inc.[1,2]	73,521	2,656,314
Veracyte, Inc.[1]	173,141	6,856,384
Zenas Biopharma, Inc.[1,2]	254,533	2,084,625
		29,630,950
Health Care Equipment & Supplies - 7.0%
Adagio Medical Holdings, Inc. Acquisition Date: 11/9/20, Cost $4,000,003[1,3,4]	29,511	26,339
Axogen, Inc.[1]	145,722	2,401,499
Ceribell, Inc.[1]	33,443	865,505
CONMED Corp.[2]	32,439	2,220,125
Merit Medical Systems, Inc.[1]	82,986	8,026,406
Nevro Corp. [1]	264,081	982,381
Omnicell, Inc.[1]	80,795	3,596,993
The accompanying notes are an integral part of the financial statements.

Meridian Funds	14	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
	Shares	Value
QuidelOrtho Corp.[1]	100,372	$4,471,573
Tandem Diabetes Care, Inc.[1]	166,820	6,008,856
TransMedics Group, Inc.[1,2]	15,528	968,171
		29,567,848
Health Care Providers & Services - 2.2%
HealthEquity, Inc.[1]	56,422	5,413,691
Pediatrix Medical Group, Inc.[1]	293,983	3,857,057
		9,270,748
Health Care Technology - 4.6%
Certara, Inc.[1,2]	398,492	4,243,940
Definitive Healthcare Corp.[1,2]	476,739	1,959,397
Phreesia, Inc.[1]	195,133	4,909,546
Waystar Holding Corp.[1]	220,854	8,105,342
		19,218,225
Life Sciences Tools & Services - 1.0%
MaxCyte, Inc.[1,2]	482,566	2,007,474
Stevanato Group SpA (Italy)	106,915	2,329,678
		4,337,152
Pharmaceuticals - 1.3%
Arvinas, Inc.[1,2]	114,779	2,200,313
Septerna, Inc.[1,2]	58,540	1,340,566
Structure Therapeutics, Inc. ADR[1,2]	65,337	1,771,940
		5,312,819
Total Health Care		97,337,742
Industrials - 15.5%
Aerospace & Defense - 1.4%
Byrna Technologies, Inc.[1,2]	195,665	5,637,108
Commercial Services & Supplies - 4.9%
ACV Auctions, Inc. Class A1	268,061	5,790,117
Cimpress Plc (Ireland)[1]	55,719	3,996,167
Montrose Environmental Group, Inc.[1,2]	136,983	2,541,035
RB Global, Inc. (Canada)	90,648	8,177,356
		20,504,675
Ground Transportation - 0.6%
Heartland Express, Inc.	226,026	2,536,012
Machinery - 0.4%
Kadant, Inc.	5,333	1,839,832
Marine Transportation - 1.7%
Kirby Corp.[1]	49,151	5,200,176
Matson, Inc.	14,321	1,931,043
		7,131,219
Professional Services - 6.1%
Alight, Inc. Class A	1,508,604	10,439,540
Asure Software, Inc.[1]	283,265	2,665,523
Forrester Research, Inc.[1]	261,146	4,092,158
	Shares	Value
Legalzoom.com, Inc.[1]	836,666	$6,283,362
TriNet Group, Inc.	23,852	2,165,046
		25,645,629
Trading Companies & Distributors - 0.4%
Titan Machinery, Inc.[1,2]	128,962	1,822,233
Total Industrials		65,116,708
Information Technology - 16.1%
Electronic Equipment, Instruments & Components - 3.2%
Crane NXT Co.[2]	37,019	2,155,246
Mirion Technologies, Inc.[1]	648,049	11,308,455
		13,463,701
Semiconductors & Semiconductor Equipment - 0.5%
Allegro MicroSystems, Inc. (Japan)[1]	91,693	2,004,409
Software - 12.4%
8x8, Inc.[1,2]	1,053,296	2,812,300
Alkami Technology, Inc.[1]	134,817	4,945,088
Amplitude, Inc. Class A1	542,815	5,726,698
Blackbaud, Inc.[1]	83,799	6,194,422
Consensus Cloud Solutions, Inc.[1]	383,734	9,155,893
CS Disco, Inc.[1]	336,393	1,678,601
PagerDuty, Inc.[1]	200,402	3,659,341
Smartsheet, Inc. Class A1	199,306	11,167,115
Sprout Social, Inc. Class A1	230,017	7,063,822
		52,403,280
Total Information Technology		67,871,390
Materials - 1.2%
Containers & Packaging - 1.2%
Ranpak Holdings Corp.[1]	716,471	4,929,320
Total Materials		4,929,320
Utilities - 0.9%
Water Utilities - 0.9%
Pure Cycle Corp.[1]	285,078	3,614,789
Total Utilities		3,614,789
Total Common Stocks - 84.5% (Cost $291,537,199)		355,753,341
Warrants - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Beta Bionics, Inc. Series D, Strike Price $0.01, Expires 8/28/33[1,3,4]	83,332	633,323

The accompanying notes are an integral part of the financial statements.

Meridian Funds	15	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
	Shares	Value
Beta Bionics, Inc. Strike Price $0.01, Expires 2/16/32[1,3,4]	21,570	$220,014
Total Health Care		853,337
Total Warrants - 0.2% (Cost $533,120)		853,337
Preferred Stocks - 7.8%
Communication Services - 2.2%
Specialty Retail - 2.2%
Evolve Vacation Rental Network, Inc. Series 8 Acquisition Date: 6/15/18, Cost $3,999,999[1,3,4]	470,013	9,442,561
Total Communication Services		9,442,561
Health Care - 2.4%
Biotechnology - 1.3%
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007[1,3,4]	1,663,893	133,112
DNA Script Series C Acquisition Date: 10/8/21, Cost $3,431,721[1,3,4]	3,955	1,055,906
YAP Therapeutics, Inc. Series B Acquisition Date: 1/12/22, Cost $3,000,005[1,3,4]	64,544	4,239,895
		5,428,913
Health Care Equipment & Supplies - 1.1%
Beta Bionics, Inc. Series B Acquisition Date: 10/9/18, Cost $3,999,976[1,3,4]	266,310	2,865,495
Beta Bionics, Inc. Series C Acquisition Date: 2/16/22, Cost $959,987 [1,3,4]	86,280	880,919
Beta Bionics, Inc. Series D Acquisition Date: 8/28/23, Cost $706,871[1,3,4]	119,047	905,948
		4,652,362
Total Health Care		10,081,275
Information Technology - 1.9%
IT Services - 1.1%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $4,184,983[1,3,4]	169,570	4,676,740
	Shares	Value
Software - 0.8%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $5,655,320 [1,3,4]	128,530	$3,241,527
Total Information Technology		7,918,267
Real Estate - 1.3%
Real Estate Management & Development - 1.3%
Apartment List, Inc. Series D Acquisition Date: 12/21/20 - 12/24/20, Cost $5,999,998[1,3,4]	1,642,485	5,518,750
Total Real Estate		5,518,750
Total Preferred Stocks - 7.8% (Cost $34,933,867)		32,960,853
Private Investment Fund - 0.6%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $2,917,695[1,3,5]	2,918	2,606,523
Total Private Investment Fund - 0.6% (Cost $2,917,695)		2,606,523
Rights - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Inhibrx, Inc. CVR[1,4]	96,915	64,933
Total Health Care		64,933
Total Rights - 0.0% (Cost $0)		64,933
Shares/ Principal Amount
Short-Term Investments - 9.4%[6]
Money Market Funds - 9.4%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.42%	29,647,294	29,647,294

The accompanying notes are an integral part of the financial statements.

Meridian Funds	16	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
	Shares/ Principal Amount	Value
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 4.43%	9,656,247	$9,656,247
Total Money Market Funds (Cost $39,303,541)		39,303,541
Total Short-Term Investments - 9.4% (Cost $39,303,541)		39,303,541
Total Investments - 102.5% (Cost $369,225,422)		431,542,528
Liabilities in Excess of Other Assets - (2.5)%		(10,472,580)
Net Assets - 100.0%		$421,069,948
ADR—American Depositary Receipt
CVR—Contingent Value Rights
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
SpA—Società per Azioni
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at December 31, 2024. Total value of such securities at period-end amounts to $36,473,476 and represents 8.66% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $36,447,398 and represents 8.26% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors. See Note 1 in Notes to financial statements.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	17	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Statements of Assets and Liabilities
December 31, 2024 (Unaudited)	Meridian Growth Fund	Meridian Contrarian Fund	Meridian Hedged Equity Fund	Meridian Small Cap Growth Fund
Assets
Investments, at value[1,2]	$1,031,439,743	$599,982,856	$62,522,909	$431,542,528
Cash	—	—	168,720	—
Receivables and other assets:
Fund shares purchased	54,080	410	111	151,833
Investments sold	—	372,041	—	—
Dividends	275,126	640,365	44,672	184,853
Securities lending interest	6,308	63,111	76	5,547
Prepaid expenses	26,508	22,492	21,656	15,872
Total Assets	1,031,801,765	601,081,275	62,758,144	431,900,633

Liabilities
Collateral held for securities on loan	19,720,347	27,895,012	307,976	9,656,247
Options written at value[3]	—	—	17,749,548	—
Payables and other accrued expenses:
Fund shares sold	716,766	390,888	—	248,533
Investments purchased	226,853	736,039	—	205,975
Investment management fees	687,163	503,030	26,773	333,882
Distribution and service plan fees	1,061	835	463	3,378
Professional fees	73,568	32,364	17,596	63,486
Directors' fees	6,420	—	—	9,350
Transfer agent fees	106,017	72,204	4,945	82,659
Other	166,206	69,604	34,971	227,175
Total Liabilities	21,704,401	29,699,976	18,142,272	10,830,685
Commitment and Contigencies (see Note 4)
Net Assets	$1,010,097,364	$571,381,299	$44,615,872	$421,069,948

Net Assets Consist of
Paid-in capital	$794,074,156	$411,647,860	$39,135,249	$351,614,062
Accumulated earnings	216,023,208	159,733,439	5,480,623	69,455,886
Net Assets	$1,010,097,364	$571,381,299	$44,615,872	$421,069,948
[1] Investments at cost	$839,700,027	$463,280,390	$49,958,626	$369,225,422

[2]	Including securities on loan valued at $55,254,335, $61,460,913, $303,739 and $36,473,476 respectively. See Note 4 in Notes to Financial Statements.
[3]	Written options, premium received of $—, $—, $11,308,804 and $—, respectively.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	18	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Statements of Assets and Liabilities (continued)
December 31, 2024 (Unaudited)	Meridian Growth Fund	Meridian Contrarian Fund	Meridian Hedged Equity Fund	Meridian Small Cap Growth Fund
Net Asset Value
Legacy Class
Net Assets	$706,921,486	$556,246,993	$39,850,114	$13,186,113
Shares outstanding[4]	19,451,310	14,503,442	3,024,658	981,959
Net Asset value per share (offering and redemption price)	$36.34	$38.35	$13.18	$13.43
Institutional Class
Net Assets	$281,805,010	$—	$—	$287,652,257
Shares outstanding[4]	7,745,379	—	—	21,137,284
Net Asset value per share (offering and redemption price)	$36.38	$—	$—	$13.61
Class A
Net Assets	$2,785,738	$1,581,194	$2,014,150	$9,327,103
Shares outstanding[4]	81,904	43,044	158,789	736,740
Net Asset value per share (offering and redemption price)	$34.01	$36.73	$12.68	$12.66
Class C
Net Assets	$517,810	$568,591	$5,461	$1,490,142
Shares outstanding[4]	16,348	16,628	453	129,711
Net Asset value per share (offering and redemption price)	$31.67	$34.19[5]	$12.06	$11.49
Investor Class
Net Assets	$18,067,320	$12,984,521	$2,746,147	$109,414,333
Shares outstanding[4]	506,115	342,991	209,265	8,233,605
Net Asset value per share (offering and redemption price)	$35.70	$37.86	$13.12	$13.29

[4]	500,000,000 shares authorized, $0.01 par value.
[5]	Calculated NAV may not equal actual NAV shown due to rounding of the net assets and shares.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	19	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Statements of Operations
For the Six Months Ended December 31, 2024 (Unaudited)	Meridian Growth Fund	Meridian Contrarian Fund	Meridian Hedged Equity Fund	Meridian Small Cap Growth Fund
Investment Income
Dividends	$2,729,488	$4,137,941	$407,775	$893,822
Foreign taxes withheld	(41,547)	(75,194)	(123)	(11,117)
Securities lending[1]	47,899	403,194	704	67,243
Total investment income	2,735,840	4,465,941	408,356	949,948

Expenses
Investment management fees	4,178,900	2,921,028	205,163	2,191,355
Custodian fees	66,146	31,486	5,537	39,160
Distribution and service plan fees:
Class A	1,070	1,868	2,016	8,309
Class C	2,488	2,958	29	7,997
Directors' fees	103,735	49,336	3,799	43,008
Pricing fees	73,896	44,398	12,042	56,170
Audit and tax fees	28,592	18,467	14,967	38,767
Legal fees	22,609	10,021	1,133	13,361
Registration and filing fees	57,719	51,499	46,904	67,740
Shareholder communications fees	87,937	44,373	16,764	88,855
Transfer agent fees	293,455	210,897	16,656	183,472
Recoupment of investment advisory fees previously waived	—	43	—	—
Miscellaneous expenses	61,541	31,999	11,871	33,587
Total expenses	4,978,088	3,418,373	336,881	2,771,781
Less waivers and/or reimbursements (Note 6)	—	—	(45,175)	(234,651)
Net expenses	4,978,088	3,418,373	291,706	2,537,130
Net investment income (loss)	(2,242,248)	1,047,568	116,650	(1,587,182)

Realized and Unrealized Gain (Loss)
Net realized gain/(loss) on investments and foreign currency transactions	91,823,989	25,460,684	(584,318)	35,496,443
Net realized gain on written options	—	—	310,883	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(24,797,626)	21,579,984	4,970,383	4,911,954
Net change in unrealized depreciation on written options	—	—	(2,017,392)	—
Total realized and unrealized gain	67,026,363	47,040,668	2,679,556	40,408,397
Net increase in net assets resulting from operations	$64,784,115	$48,088,236	$2,796,206	$38,821,215

[1]	Net of rebates and fees paid to borrowers.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	20	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Statements of Changes in Net Assets
	Meridian Growth Fund		Meridian Contrarian Fund
Changes in Net Assets From:	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Operations
Net investment income/(loss)	$(2,242,248)	$(3,380,139)	$1,047,568	$2,604,795
Net realized gain	91,823,989	81,710,343	25,460,684	22,023,916
Net change in unrealized appreciation/(depreciation)	(24,797,626)	(80,885,277)	21,579,984	(8,025,959)
Net increase/(decrease) in net assets resulting from operations	64,784,115	(2,555,073)	48,088,236	16,602,752

Distributions to Shareholders:
Legacy Class	(851,664)	—	(22,856,623)	(30,160,813)
Institutional Class	(350,433)	—	—	—
Class A	(3,564)	—	(63,516)	(77,166)
Class C	(711)	—	(23,069)	(37,712)
Investor Class	(22,046)	—	(535,918)	(958,306)
Decrease in net assets from distributions	(1,228,418)	—	(23,479,126)	(31,233,997)

Fund Share Transactions
Net decrease in net assets resulting from fund share transactions (Note 2)	(200,522,973)	(306,711,113)	(17,975,710)	(37,071,532)
Total increase/(decrease) in net assets	(136,967,276)	(309,266,186)	6,633,400	(51,702,777)

Net Assets
Beginning of Period	1,147,064,640	1,456,330,826	564,747,899	616,450,676
End of Period	$1,010,097,364	$1,147,064,640	$571,381,299	$564,747,899
The accompanying notes are an integral part of the financial statements.

Meridian Funds	21	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Statements of Changes in Net Assets (continued)
	Meridian Hedged Equity Fund		Meridian Small Cap Growth Fund
Changes in Net Assets From:	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Operations
Net investment income/(loss)	$116,650	$325,610	$(1,587,182)	$(3,508,853)
Net realized gain/(loss)	(273,435)	4,994,346	35,496,443	80,286,019
Net change in unrealized appreciation/(depreciation)	2,952,991	873,703	4,911,954	(50,882,661)
Net increase in net assets resulting from operations	2,796,206	6,193,659	38,821,215	25,894,505

Distributions to Shareholders:
Legacy Class	(5,177,449)	(268,416)	(241,124)	—
Institutional Class	—	—	(5,195,528)	—
Class A	(275,216)	(6,832)	(182,310)	—
Class C	(823)	(27)	(31,777)	—
Investor Class	(352,473)	(12,899)	(2,030,735)	—
Decrease in net assets from distributions	(5,805,961)	(288,174)	(7,681,474)	—

Fund Share Transactions
Net increase/(decrease) in net assets resulting from fund share transactions (Note 2)	2,351,669	(8,230,414)	(51,275,919)	(371,649,402)
Total decrease in net assets	(658,086)	(2,324,929)	(20,136,178)	(345,754,897)

Net Assets
Beginning of Period	45,273,958	47,598,887	441,206,126	786,961,023
End of Period	$44,615,872	$45,273,958	$421,069,948	$441,206,126
The accompanying notes are an integral part of the financial statements.

Meridian Funds	22	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Legacy Class	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$34.35	$34.20	$33.95	$55.49	$35.86	$39.69
Income (loss) from investment operations:
Net investment loss[1]	(0.08)	(0.09)	(0.11)	(0.21)	(0.24)	(0.05)
Net realized and unrealized gain (loss)	2.11	0.24	4.46	(13.93)	20.29	(0.23)
Net increase (decrease) from investment operations	2.03	0.15	4.35	(14.14)	20.05	(0.28)
Less distributions to shareholders:
Distributions from net realized capital gains	(0.04)	—	(4.10)	(7.40)	(0.42)	(3.55)
Total distributions to shareholders	(0.04)	—	(4.10)	(7.40)	(0.42)	(3.55)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$36.34	$34.35	$34.20	$33.95	$55.49	$35.86
Total return	5.92%[3]	0.44%	14.67%	(29.20)%	56.11%	(1.40)%[4]

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.42)%[5,6]	(0.27)%[5]	(0.31)%[5]	(0.43)%[5]	(0.51)%[5]	(0.12)%
Ratio of expenses to average net assets	0.92%[5,6]	0.90%[5]	0.88%[5]	0.85%[5]	0.84%[5]	0.85%

Supplemental Data
Net Assets, End of Period (000's)	$706,921	$737,420	$930,493	$962,311	$1,503,022	$1,095,062
Portfolio Turnover Rate	14%[3]	33%	47%	42%	30%	47%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.
[5]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[6]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	23	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Institutional Class	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$34.38	$34.22	$33.96	$55.48	$35.85	$39.67
Income (loss) from investment operations:
Net investment loss[1]	(0.07)	(0.08)	(0.09)	(0.19)	(0.23)	(0.03)
Net realized and unrealized gain (loss)	2.11	0.24	4.45	(13.93)	20.28	(0.24)
Net increase (decrease) from investment operations	2.04	0.16	4.36	(14.12)	20.05	(0.27)
Less distributions to shareholders:
Distributions from net realized capital gains	(0.04)	—	(4.10)	(7.40)	(0.42)	(3.55)
Total distributions to shareholders	(0.04)	—	(4.10)	(7.40)	(0.42)	(3.55)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$36.38	$34.38	$34.22	$33.96	$55.48	$35.85
Total return	5.95%[3]	0.47%	14.69%	(29.17)%	56.13%	(1.38)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.39)%[4,5]	(0.24)%[4]	(0.27)%[4]	(0.40)%[4]	(0.49)%[4]	(0.09)%
Ratio of expenses to average net assets	0.88%[4,5]	0.87%[4]	0.85%[4]	0.82%[4]	0.82%[4]	0.82%

Supplemental Data
Net Assets, End of Period (000's)	$281,805	$386,379	$488,196	$422,429	$660,985	$455,636
Portfolio Turnover Rate	14%[3]	33%	47%	42%	30%	47%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[5]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	24	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Class A	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$32.17	$32.09	$32.16	$53.12	$34.45	$38.38
Income (loss) from investment operations:
Net investment loss[1]	(0.09)	(0.14)	(0.17)	(0.34)	(0.37)	(0.16)
Net realized and unrealized gain (loss)	1.97	0.22	4.20	(13.22)	19.46	(0.22)
Net increase (decrease) from investment operations	1.88	0.08	4.03	(13.56)	19.09	(0.38)
Less distributions to shareholders:
Distributions from net realized capital gains	(0.04)	—	(4.10)	(7.40)	(0.42)	(3.55)
Total distributions to shareholders	(0.04)	—	(4.10)	(7.40)	(0.42)	(3.55)
Redemption fees	—	—	—	—	0.00[2]	0.00[2]
Net asset value, end of period	$34.01	$32.17	$32.09	$32.16	$53.12	$34.45
Total return[3]	5.99%[4]	0.25%	14.48%	(29.43)%	55.62%	(1.72)%[5]

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.55)%[6,7]	(0.44)%[6]	(0.52)%[6]	(0.75)%[6]	(0.82)%[6]	(0.45)%
Ratio of expenses to average net assets	1.05%[6,7]	1.07%[6]	1.08%[6]	1.17%[6]	1.16%[6]	1.17%

Supplemental Data
Net Assets, End of Period (000's)	$2,786	$2,719	$3,414	$4,163	$6,045	$4,731
Portfolio Turnover Rate	14%[4]	33%	47%	42%	30%	47%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	Not Annualized.
[5]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.
[6]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[7]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	25	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Class C	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$30.06	$30.19	$30.73	$51.42	$33.60	$37.76
Income (loss) from investment operations:
Net investment loss[1]	(0.20)	(0.33)	(0.39)	(0.64)	(0.66)	(0.40)
Net realized and unrealized gain (loss)	1.85	0.20	3.95	(12.65)	18.90	(0.21)
Net increase (decrease) from investment operations	1.65	(0.13)	3.56	(13.29)	18.24	(0.61)
Less distributions to shareholders:
Distributions from net realized capital gains	(0.04)	—	(4.10)	(7.40)	(0.42)	(3.55)
Total distributions to shareholders	(0.04)	—	(4.10)	(7.40)	(0.42)	(3.55)
Redemption fees	—	—	—	—	—	—
Net asset value, end of period	$31.67	$30.06	$30.19	$30.73	$51.42	$33.60
Total return[2]	5.64%[3]	(0.43)%	13.56%	(29.91)%	54.49%	(2.40)%[4]

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.26)%[5,6]	(1.14)%[5]	(1.30)%[5]	(1.44)%[5]	(1.53)%[5]	(1.15)%
Ratio of expenses to average net assets	1.75%[5,6]	1.78%[5]	1.84%[5]	1.87%[5]	1.87%[5]	1.87%

Supplemental Data
Net Assets, End of Period (000's)	$518	$677	$961	$1,459	$2,899	$2,188
Portfolio Turnover Rate	14%[3]	33%	47%	42%	30%	47%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Excludes the effects of any sales charges.
[3]	Not Annualized.
[4]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.
[5]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[6]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	26	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Investor Class	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$33.75	$33.62	$33.46	$54.83	$35.46	$39.29
Income (loss) from investment operations:
Net investment loss[1]	(0.08)	(0.10)	(0.13)	(0.23)	(0.20)	(0.05)
Net realized and unrealized gain (loss)	2.07	0.23	4.39	(13.74)	19.99	(0.23)
Net increase (decrease) from investment operations	1.99	0.13	4.26	(13.97)	19.79	(0.28)
Less distributions to shareholders:
Distributions from net realized capital gains	(0.04)	—	(4.10)	(7.40)	(0.42)	(3.55)
Total distributions to shareholders	(0.04)	—	(4.10)	(7.40)	(0.42)	(3.55)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	—	0.00[2]	0.00[2]
Net asset value, end of period	$35.70	$33.75	$33.62	$33.46	$54.83	$35.46
Total return	5.91%[3]	0.39%	14.61%	(29.25)%	56.01%	(1.42)%[4]

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.47)%[5,6]	(0.31)%[5]	(0.38)%[5]	(0.50)%[5]	(0.47)%[5]	(0.13)%
Ratio of expenses to average net assets	0.96%[5,6]	0.96%[5]	0.94%[5]	0.92%[5]	0.87%[5]	0.86%

Supplemental Data
Net Assets, End of Period (000's)	$18,067	$19,871	$33,267	$40,639	$62,145	$280,414
Portfolio Turnover Rate	14%[3]	33%	47%	42%	30%	47%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.
[5]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[6]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	27	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Legacy Class	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$36.79	$37.68	$36.27	$50.21	$31.63	$35.91
Income (loss) from investment operations:
Net investment income (loss)[1]	0.07	0.16	0.16	(0.01)	(0.04)	0.16
Net realized and unrealized gain (loss)	3.13	0.94	5.17	(7.44)	20.68	(1.64)
Net increase (decrease) from investment operations	3.20	1.10	5.33	(7.45)	20.64	(1.48)
Less distributions to shareholders:
Distributions from net investment income	(0.19)	(0.17)	—	—	(0.94)	(0.31)
Distributions from net realized capital gains	(1.45)	(1.82)	(3.92)	(6.49)	(1.12)	(2.49)
Total distributions to shareholders	(1.64)	(1.99)	(3.92)	(6.49)	(2.06)	(2.80)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	—	0.00[2]	0.00[2]
Net asset value, end of period	$38.35	$36.79	$37.68	$36.27	$50.21	$31.63
Total return	8.67%[3]	3.02%	15.71%	(17.18)%	66.77%	(4.90)%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.36%[4]	0.45%	0.44%	(0.03)%	(0.11)%	0.47%
Ratio of expenses to average net assets	1.17%[4]	1.17%	1.15%	1.12%	1.11%	1.13%

Supplemental Data
Net Assets, End of Period (000's)	$556,247	$545,609	$596,928	$560,554	$730,712	$483,573
Portfolio Turnover Rate	19%[3]	58%	54%	57%	72%	76%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	28	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Class A	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$35.26	$36.13	$35.04	$48.85	$30.83	$34.94
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.05	0.05	(0.17)	(0.21)	0.01
Net realized and unrealized gain (loss)	3.00	0.91	4.96	(7.17)	20.17	(1.57)
Net increase (decrease) from investment operations	3.01	0.96	5.01	(7.34)	19.96	(1.56)
Less distributions to shareholders:
Distributions from net investment income	(0.09)	(0.01)	—	—	(0.82)	(0.06)
Distributions from net realized capital gains	(1.45)	(1.82)	(3.92)	(6.49)	(1.12)	(2.49)
Total distributions to shareholders	(1.54)	(1.83)	(3.92)	(6.49)	(1.94)	(2.55)
Redemption fees	—	—	—	0.02	0.00[2]	0.00[2]
Net asset value, end of period	$36.73	$35.26	$36.13	$35.04	$48.85	$30.83
Total return[3]	8.51%[4]	2.74%	15.33%	(17.40)%	66.22%	(5.22)%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.07%[5]	0.14%	0.13%	(0.38)%	(0.51)%	0.04%
Ratio of expenses to average net assets	1.46%[5]	1.44%	1.46%	1.46%	1.43%	1.48%

Supplemental Data
Net Assets, End of Period (000's)	$1,581	$1,424	$2,451	$2,057	$3,403	$1,648
Portfolio Turnover Rate	19%[4]	58%	54%	57%	72%	76%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	Not Annualized.
[5]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	29	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Class C	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$32.97	$34.16	$33.56	$47.38	$30.13	$34.37
Income (loss) from investment operations:
Net investment loss[1]	(0.13)	(0.20)	(0.20)	(0.43)	(0.53)	(0.17)
Net realized and unrealized gain (loss)	2.80	0.83	4.72	(6.91)	19.69	(1.58)
Net increase (decrease) from investment operations	2.67	0.63	4.52	(7.34)	19.16	(1.75)
Less distributions to shareholders:
Distributions from net investment income	—	—	—	—	(0.79)	—
Distributions from net realized capital gains	(1.45)	(1.82)	(3.92)	(6.49)	(1.12)	(2.49)
Total distributions to shareholders	(1.45)	(1.82)	(3.92)	(6.49)	(1.91)	(2.49)
Redemption fees	—	—	0.00[2]	0.01	—	—
Net asset value, end of period	$34.19	$32.97	$34.16	$33.56	$47.38	$30.13
Total return[3]	8.11%[4]	1.93%	14.50%	(18.01)%	65.03%	(5.86)%[5]

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.72)%[6]	(0.61)%	(0.59)%	(1.06)%	(1.27)%	(0.55)%
Ratio of expenses to average net assets:
Total expenses	2.25%[6]	2.24%	2.23%	2.19%	2.16%	2.17%
After fees waived[7]	2.25%[6]	2.23%	2.20%	2.19%	2.16%	2.17%

Supplemental Data
Net Assets, End of Period (000's)	$569	$570	$583	$403	$193	$49
Portfolio Turnover Rate	19%[4]	58%	54%	57%	72%	76%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	Not Annualized.
[5]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.
[6]	Annualized.
[7]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	30	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Investor Class	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$36.32	$37.22	$35.89	$49.77	$31.37	$35.63
Income (loss) from investment operations:
Net investment income (loss)[1]	0.06	0.16	0.16	(0.05)	(0.11)	0.12
Net realized and unrealized gain (loss)	3.10	0.91	5.09	(7.34)	20.54	(1.61)
Net increase (decrease) from investment operations	3.16	1.07	5.25	(7.39)	20.43	(1.49)
Less distributions to shareholders:
Distributions from net investment income	(0.17)	(0.15)	—	—	(0.91)	(0.28)
Distributions from net realized capital gains	(1.45)	(1.82)	(3.92)	(6.49)	(1.12)	(2.49)
Total distributions to shareholders	(1.62)	(1.97)	(3.92)	(6.49)	(2.03)	(2.77)
Redemption fees	0.00[2]	0.00[2]	—	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$37.86	$36.32	$37.22	$35.89	$49.77	$31.37
Total return	8.67%[3]	3.00%	15.65%	(17.21)%	66.65%	(4.96)%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.30%[4]	0.43%	0.43%	(0.11)%	(0.28)%	0.37%
Ratio of expenses to average net assets	1.20%[4]	1.20%	1.19%	1.18%	1.19%	1.19%

Supplemental Data
Net Assets, End of Period (000's)	$12,985	$17,144	$16,487	$11,088	$5,690	$1,936
Portfolio Turnover Rate	19%[3]	58%	54%	57%	72%	76%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	31	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Legacy Class	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$14.22	$12.51	$12.26	$17.80	$15.17	$18.42
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.09	0.02	(0.04)	(0.05)	(0.02)
Net realized and unrealized gain (loss)	0.85	1.70	1.28	(1.74)	4.82	2.65
Net increase (decrease) from investment operations	0.89	1.79	1.30	(1.78)	4.77	2.63
Less distributions to shareholders:
Distributions from net investment income	(0.11)	(0.02)	—	—	—	—
Distributions from net realized capital gains	(1.82)	(0.06)	(1.05)	(3.76)	(2.14)	(5.88)
Total distributions to shareholders	(1.93)	(0.08)	(1.05)	(3.76)	(2.14)	(5.88)
Redemption fees	—	0.00[2]	—	—	—	0.00[2]
Net asset value, end of period	$13.18	$14.22	$12.51	$12.26	$17.80	$15.17
Total return	6.26%[3]	14.37%	11.52%	(13.52)%	33.17%	15.86%[4]

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.51%[5]	0.71%	0.16%	(0.29)%	(0.31)%	(0.12)%
Ratio of expenses to average net assets:
Total expenses	1.45%[5]	1.44%	1.33%	1.20%	1.25%	1.28%
Before fees waived and excluding recoupment of past waived fees	1.45%[5]	1.44%	1.33%	1.20%	1.24%	1.28%
After fees waived and excluding recoupment of past waived fees[6]	1.25%[5]	1.25%	1.25%	1.20%	1.24%	1.26%
After fees waived and Excluding recoupment of past waived fees and interest and dividend expenses[6]	1.25%[5]	1.25%	1.25%	1.20%	1.24%	1.25%

Supplemental Data
Net Assets, End of Period (000's)	$39,850	$41,038	$43,993	$46,636	$60,565	$48,332
Portfolio Turnover Rate	16%[3]	33%	43%	74%	96%	140%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.
[5]	Annualized.
[6]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	32	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Class A	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$13.74	$12.10	$11.94	$17.48	$14.97	$18.31
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.06	(0.02)	(0.10)	(0.11)	(0.08)
Net realized and unrealized gain (loss)	0.81	1.64	1.23	(1.68)	4.76	2.61
Net increase (decrease) from investment operations	0.83	1.70	1.21	(1.78)	4.65	2.53
Less distributions to shareholders:
Distributions from net investment income	(0.07)	—	—	—	—	—
Distributions from net realized capital gains	(1.82)	(0.06)	(1.05)	(3.76)	(2.14)	(5.88)
Total distributions to shareholders	(1.89)	(0.06)	(1.05)	(3.76)	(2.14)	(5.88)
Redemption fees	0.00[2]	—	0.00[2]	0.00[2]	0.00[2]	0.01
Net asset value, end of period	$12.68	$13.74	$12.10	$11.94	$17.48	$14.97
Total return[3]	6.06%[4]	14.09%	11.05%	(13.80)%	32.78%	15.39%[5]

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.29%[6]	0.44%	(0.20)%	(0.63)%	(0.66)%	(0.50)%
Ratio of expenses to average net assets:
Total expenses	1.70%[6]	1.68%	1.62%	1.54%	1.60%	1.64%
Before fees waived and excluding recoupment of past waived fees	1.70%[6]	1.68%	1.62%	1.53%	1.57%	1.64%
After fees waived and excluding recoupment of past waived fees[7]	1.50%[6]	1.53%	1.60%	1.53%	1.57%	1.61%
After fees waived and excluding recoupment of past waived fees and interest and dividend expenses[7]	1.50%[6]	1.53%	1.60%	1.53%	1.57%	1.60%

Supplemental Data
Net Assets, End of Period (000's)	$2,014	$1,663	$1,414	$1,844	$2,117	$1,770
Portfolio Turnover Rate	16%[4]	33%	43%	74%	96%	140%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	Not Annualized.
[5]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.
[6]	Annualized.
[7]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	33	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Class C	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$13.13	$11.64	$11.57	$17.13	$14.76	$18.17
Income (loss) from investment operations:
Net investment loss[1]	(0.03)	(0.03)	(0.07)	(0.15)	(0.17)	(0.11)
Net realized and unrealized gain (loss)	0.78	1.58	1.19	(1.65)	4.68	2.58
Net increase (decrease) from investment operations	0.75	1.55	1.12	(1.80)	4.51	2.47
Less distributions to shareholders:
Distributions from net realized capital gains	(1.82)	(0.06)	(1.05)	(3.76)	(2.14)	(5.88)
Total distributions to shareholders	(1.82)	(0.06)	(1.05)	(3.76)	(2.14)	(5.88)
Redemption fees	—	—	—	—	—	—
Net asset value, end of period	$12.06	$13.13	$11.64	$11.57	$17.13	$14.76
Total return[2]	5.71%[3]	13.35%	10.60%	(14.23)%	32.27%	15.08%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.49)%[4]	(0.27)%	(0.60)%	(1.05)%	(1.05)%	(0.77)%
Ratio of expenses to average net assets:
Total expenses	2.65%[4]	2.41%	2.25%	2.17%	2.20%	2.25%
Excluding recoupment of past waived fees	2.65%[4]	2.41%	2.25%	2.17%	2.20%	2.25%
After fees waived and excluding recoupment of past waived fees[5]	2.25%[4]	2.17%	2.00%	2.00%	2.00%	2.02%
After fees waived and excluding recoupment of past waived fees and interest and dividend expenses[5]	2.25%[4]	2.17%	2.00%	2.00%	2.00%	2.00%

Supplemental Data
Net Assets, End of Period (000's)	$5	$6	$24	$58	$10	$30
Portfolio Turnover Rate	16%[3]	33%	43%	74%	96%	140%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Excludes the effects of any sales charges.
[3]	Not Annualized.
[4]	Annualized.
[5]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	34	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Investor Class	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$14.16	$12.45	$12.22	$17.76	$15.12	$18.40
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.09	0.01	(0.04)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	0.85	1.69	1.27	(1.74)	4.81	2.62
Net increase (decrease) from investment operations	0.89	1.78	1.28	(1.78)	4.77	2.59
Less distributions to shareholders:
Distributions from net investment income	(0.11)	(0.01)	—	—	—	—
Distributions from net realized capital gains	(1.82)	(0.06)	(1.05)	(3.76)	(2.14)	(5.88)
Total distributions to shareholders	(1.93)	(0.07)	(1.05)	(3.76)	(2.14)	(5.88)
Redemption fees	0.00[2]	—	—	—	0.01	0.01
Net asset value, end of period	$13.12	$14.16	$12.45	$12.22	$17.76	$15.12
Total return	6.27%[3]	14.34%	11.38%	(13.55)%	33.37%	15.65%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.52%[4]	0.70%	0.09%	(0.27)%	(0.26)%	(0.17)%
Ratio of expenses to average net assets:
Total expenses	1.44%[4]	1.43%	1.33%	1.19%	1.20%	1.35%
Before fees waived and excluding recoupment of past waived fees	1.44%[4]	1.43%	1.33%	1.19%	1.20%	1.35%
After fees waived and excluding recoupment of past waived fees and interest and dividend expenses	1.25%[4]	1.28%	1.33%	1.19%	1.20%	1.34%

Supplemental Data
Net Assets, End of Period (000's)	$2,746	$2,568	$2,168	$2,031	$1,957	$1,681
Portfolio Turnover Rate	16%[3]	33%	43%	74%	96%	140%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	35	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Legacy Class	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$12.53	$12.01	$11.82	$23.30	$14.71	$15.74
Income (loss) from investment operations:
Net investment loss[1]	(0.05)	(0.08)	(0.09)	(0.16)	(0.15)	(0.06)
Net realized and unrealized gain (loss)	1.20	0.60	1.81	(5.96)	9.13	(0.04)
Net increase (decrease) from investment operations	1.15	0.52	1.72	(6.12)	8.98	(0.10)
Less distributions to shareholders:
Distributions from net realized capital gains	(0.25)	—	(1.53)	(5.36)	(0.39)	(0.93)
Total distributions to shareholders	(0.25)	—	(1.53)	(5.36)	(0.39)	(0.93)
Redemption fees	—	—	0.00[2]	—	—	0.00[2]
Net asset value, end of period	$13.43	$12.53	$12.01	$11.82	$23.30	$14.71
Total return	9.17%[3]	4.33%	16.25%	(32.39)%	61.51%	(1.17)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.82)%[4,5]	(0.64)%[4]	(0.74)%[4]	(0.88)%[4]	(0.75)%[4]	(0.42)%
Ratio of expenses to average net assets:
Total expenses	1.28%[4,5]	1.25%[4]	1.21%[4]	1.15%[4]	1.12%[4]	1.13%
After fees waived[6]	1.25%[4,5]	1.23%[4]	1.20%[4]	1.15%[4]	1.12%[4]	1.13%

Supplemental Data
Net Assets, End of Period (000's)	$13,186	$16,910	$30,447	$30,519	$41,481	$27,080
Portfolio Turnover Rate	13%[3]	42%	53%	45%	32%	40%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[5]	Annualized.
[6]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	36	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Institutional Class	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$12.68	$12.14	$11.92	$23.44	$14.79	$15.81
Income (loss) from investment operations:
Net investment loss[1]	(0.05)	(0.06)	(0.08)	(0.15)	(0.14)	(0.06)
Net realized and unrealized gain (loss)	1.23	0.60	1.83	(6.01)	9.18	(0.04)
Net increase (decrease) from investment operations	1.18	0.54	1.75	(6.16)	9.04	(0.10)
Less distributions to shareholders:
Distributions from net realized capital gains	(0.25)	—	(1.53)	(5.36)	(0.39)	(0.93)
Total distributions to shareholders	(0.25)	—	(1.53)	(5.36)	(0.39)	(0.93)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.01
Net asset value, end of period	$13.61	$12.68	$12.14	$11.92	$23.44	$14.79
Total return	9.30%[3]	4.45%	16.38%	(32.36)%	61.59%	(1.09)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.67)%[4,5]	(0.49)%[4]	(0.65)%[4]	(0.82)%[4]	(0.72)%[4]	(0.40)%
Ratio of expenses to average net assets:
Total expenses	1.23%[4,5]	1.19%[4]	1.15%[4]	1.09%[4]	1.10%[4]	1.10%
Before fees waived and excluding recoupment of past waived fees	1.23%[4,5]	1.19%[4]	1.15%[4]	1.09%[4]	1.09%[4]	1.10%
After fees waived and excluding recoupment of past waived fees [6]	1.10%[4,5]	1.10%[4]	1.10%[4]	1.09%[4]	1.09%[4]	1.10%

Supplemental Data
Net Assets, End of Period (000's)	$287,652	$296,282	$300,507	$316,076	$611,787	$587,095
Portfolio Turnover Rate	13%[3]	42%	53%	45%	32%	40%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[5]	Annualized.
[6]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	37	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Class A	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$11.84	$11.38	$11.31	$22.62	$14.33	$15.42
Income (loss) from investment operations:
Net investment loss[1]	(0.07)	(0.10)	(0.12)	(0.21)	(0.20)	(0.11)
Net realized and unrealized gain (loss)	1.14	0.56	1.72	(5.74)	8.88	(0.05)
Net increase (decrease) from investment operations	1.07	0.46	1.60	(5.95)	8.68	(0.16)
Less distributions to shareholders:
Distributions from net realized capital gains	(0.25)	—	(1.53)	(5.36)	(0.39)	(0.93)
Total distributions to shareholders	(0.25)	—	(1.53)	(5.36)	(0.39)	(0.93)
Redemption fees	0.00[2]	—	0.00[2]	0.00[2]	—	0.00[2]
Net asset value, end of period	$12.66	$11.84	$11.38	$11.31	$22.62	$14.33
Total return[3]	9.03%[4]	4.04%	15.90%	(32.63)%	61.05%	(1.59)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.07)%[5,6]	(0.94)%[5]	(1.04)%[5]	(1.22)%[5]	(1.10)%[5]	(0.80)%
Ratio of expenses to average net assets:
Total expenses	1.55%[5,6]	1.59%[5]	1.49%[5]	1.49%[5]	1.48%[5]	1.49%
After fees waived[7]	1.50%[5,6]	1.54%[5]	1.49%[5]	1.49%[5]	1.48%[5]	1.49%

Supplemental Data
Net Assets, End of Period (000's)	$9,327	$9,898	$14,667	$20,946	$35,335	$33,878
Portfolio Turnover Rate	13%[4]	42%	53%	45%	32%	40%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	Not Annualized.
[5]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[6]	Annualized.
[7]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	38	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Class C	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$10.81	$10.46	$10.59	$21.68	$13.84	$15.02
Income (loss) from investment operations:
Net investment loss[1]	(0.10)	(0.17)	(0.19)	(0.31)	(0.32)	(0.21)
Net realized and unrealized gain (loss)	1.03	0.52	1.59	(5.42)	8.55	(0.04)
Net increase (decrease) from investment operations	0.93	0.35	1.40	(5.73)	8.23	(0.25)
Less distributions to shareholders:
Distributions from net realized capital gains	(0.25)	—	(1.53)	(5.36)	(0.39)	(0.93)
Total distributions to shareholders	(0.25)	—	(1.53)	(5.36)	(0.39)	(0.93)
Redemption fees	—	—	0.00[2]	—	—	0.00[2]
Net asset value, end of period	$11.49	$10.81	$10.46	$10.59	$21.68	$13.84
Total return[3]	8.60%[4]	3.35%	15.03%	(33.10)%	59.94%	(2.25)%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.82)%[5,6]	(1.66)%[5]	(1.79)%[5]	(1.90)%[5]	(1.78)%[5]	(1.47)%
Ratio of expenses to average net assets:
Total expenses	2.25%[5,6]	2.28%[5]	2.22%[5]	2.17%[5]	2.16%[5]	2.18%
After fees waived[7]	2.25%[5,6]	2.25%[5]	2.22%[5]	2.17%[5]	2.16%[5]	2.18%

Supplemental Data
Net Assets, End of Period (000's)	$1,490	$2,009	$3,374	$4,241	$8,324	$6,922
Portfolio Turnover Rate	13%[4]	42%	53%	45%	32%	40%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	Not Annualized.
[5]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[6]	Annualized.
[7]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	39	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Investor Class	2024 (Unaudited)	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of period	$12.40	$11.89	$11.72	$23.17	$14.63	$15.70
Income (loss) from investment operations:
Net investment loss[1]	(0.05)	(0.08)	(0.09)	(0.17)	(0.15)	(0.09)
Net realized and unrealized gain (loss)	1.19	0.59	1.79	(5.92)	9.08	(0.05)
Net increase (decrease) from investment operations	1.14	0.51	1.70	(6.09)	8.93	(0.14)
Less distributions to shareholders:
Distributions from net realized capital gains	(0.25)	—	(1.53)	(5.36)	(0.39)	(0.93)
Total distributions to shareholders	(0.25)	—	(1.53)	(5.36)	(0.39)	(0.93)
Redemption fees	—	0.00[2]	0.00[2]	0.00[2]	—	0.00[2]
Net asset value, end of period	$13.29	$12.40	$11.89	$11.72	$23.17	$14.63
Total return	9.19%[3]	4.29%	16.21%	(32.44)%	61.51%	(1.43)%[4]

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.82)%[5,6]	(0.70)%[5]	(0.79)%[5]	(0.94)%[5]	(0.80)%[5]	(0.59)%
Ratio of expenses to average net assets	1.32%[5,6]	1.27%[5]	1.24%[5]	1.22%[5]	1.17%[5]	1.29%

Supplemental Data
Net Assets, End of Period (000's)	$109,414	$116,107	$437,966	$442,418	$920,317	$666,635
Portfolio Turnover Rate	13%[3]	42%	53%	45%	32%	40%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	The total return is based on beginning and ending Financial Statement Net Asset Value as shown above, which may differ from the traded Net Asset Value, due to rounding.
[5]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[6]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	40	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements
For the Six Months ended December 31, 2024

1.	Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds” or the “Company”) comprises the following separate series: the Meridian Growth Fund (the “Growth Fund”), the Meridian Contrarian Fund (the “Contrarian Fund”), the Meridian Hedged Equity Fund (the “Hedged Equity Fund”) and the Meridian Small Cap Growth Fund (the “Small Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”). The Company is registered as an open-end investment company under the Investment Company Act of 1940 and is organized as a Maryland corporation. Each Fund is classified as a "diversified" management investment company.
Meridian Funds offer five share classes: Legacy Class Shares, Investor Class Shares, Class A Shares, Class C Shares and Institutional Class Shares. As of December 31, 2024, Institutional Class Shares of the Hedged Equity Fund and Contrarian Fund are not currently being offered for sale. Effective November 1, 2024, the Growth Fund and Small Cap Growth Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 15, 2017, and June 29, 2018, respectively. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Growth Fund or Small Cap Growth Fund. Legacy Class Shares are available to investors who have continuously held an investment in any Meridian Fund prior to November 15, 2013. Effective November 1, 2018, direct initial purchases of Legacy Class Shares are permitted in the Hedged Equity Fund. Institutional Class Shares are available to certain eligible investors including endowments, foundations and qualified retirement plans. Class A, Class C and Investor Class Shares are available for purchase through financial intermediary platforms. Legacy Class, Investor Class, Class A and Institutional Class Shares are subject to a 2% redemption fee on shares redeemed or exchanged that have been held for 60 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital. Class A Shares are subject to a maximum initial sales charge (front-end load) of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge ("CDSC") if redeemed within one year of purchase. Investor Class Shares are not subject to front-end load or CDSC and require a higher minimum initial investment. All Classes have identical rights and privileges with respect to the Fund in general, and exclusive voting rights with respect to Class specific matters. Net Asset Value ("NAV") per share may differ by class due to each class having its own expenses directly attributable to that class. Class A and Class C Shares are also subject to certain expenses related to the distribution of these shares. See Note 6 for further information on additional share classes.
The primary investment objectives of the Growth Fund, Contrarian Fund, and Hedged Equity Fund are to seek long-term growth of capital.
The primary investment objective of the Small Cap Growth Fund is to seek long-term growth of capital by investing primarily in equity securities of small capitalization companies.
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles ("U.S." GAAP"). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies.
a.	Cash & Cash Equivalents: Each Fund considers its investment in a Federal Deposit Insurance Corporation insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution. The Funds may incur charges on cash overdrafts.
b.	Share Valuation: The NAV of each Fund's share class is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of each Fund. The result is rounded to the nearest cent. Each Fund’s shares will not be priced on the days in which the New York Stock Exchange ("NYSE") is closed for trading.
c.	Investment Valuations: Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.
Fixed income (debt) securities are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may

Meridian Funds	41	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.
Investments in open-end U.S. mutual funds are valued at NAV each business day.
The market value of the Funds' investments in exchange traded funds is based on the published NAV of each fund computed as of the close of regular trading on the NYSE on days when the NYSE is open.
Exchange-traded options are valued at the most recent sale price at the close of the options market in which the options trade. An exchange-traded option for which there is no close price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued based upon other available factors deemed relevant by ArrowMark Colorado Holdings, LLC (the “Adviser”) under the guidelines utilized by the Funds' valuation designee, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis. The Board has approved the designation of the Adviser as the valuation designee for the Funds.
A Fund's investment in an unregistered pooled investment vehicle (“Private Investment Fund”) is valued, as a practical expedient, at the most recent net asset value determined by the Private Investment Fund manager according to such manager’s policies and procedures based on valuation information reasonably available to the Private Investment Fund manager at that time; provided, however, that the Valuation Designee may consider whether it is appropriate, in light of relevant circumstances, to adjust such valuation in accordance with the Fund’s valuation procedures. If the Private Investment Fund does not report a value to a Fund on a timely basis, the fair value of the Private Investment Fund shall be based on the most recent value reported by the Private Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. The frequency and timing of receiving valuations for the Private Investment Fund investment is subject to change at any time, without notice to investors, at the discretion of the Private Investment Fund manager or the Fund.
d.	Fair Value Measurements: All investment securities are recorded at their estimated fair value. As described in Note 1.c. above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3) that are significant to the fair value instrument. The three levels of the fair value hierarchy are described below:
Level 1 - quoted prices in active markets for identical securities;
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Funds' determinations as to the fair value of investments).

Meridian Funds	42	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of December 31, 2024 is as follows:
	Level 1	Level 2	Level 3	Practical Expedient[1]	Total
Growth Fund

Common Stocks[2]	$927,267,339	$—	$—	$—	$927,267,339
Preferred Stocks[2]	—	—	35,556,239	—	35,556,239
Private Investment Fund	—	—	—	3,607,242	3,607,242
Convertible Note[2]	—	—	1,000,000	—	1,000,000
Short-Term Investments	—	64,008,923	—	—	64,008,923
Total Investments	$927,267,339	$64,008,923	$36,556,239	$3,607,242	$1,031,439,743
Contrarian Fund

Common Stocks[2]	$523,408,749	$—	$931,532	$—	$524,340,281
Warrants[2]	—	225	—	—	225
Preferred Stocks[2]	—	—	374,505	—	374,505
Rights[2]	—	—	349,740	—	349,740
Short-Term Investments	—	74,918,105	—	—	74,918,105
Total Investments	$523,408,749	$74,918,330	$1,655,777	$—	$599,982,856
Hedged Equity Fund
Assets:
Common Stocks[2]	$58,084,982	$—	$—	$—	$58,084,982
Short-Term Investments	—	4,437,927	—	—	4,437,927
Total Investments - Assets	$58,084,982	$4,437,927	$—	$—	$62,522,909
Liabilities:
Call Options Written	$(2,692,858)	$(15,056,690)	$—	$—	$(17,749,548)
Total Investments - Liabilities	$(2,692,858)	$(15,056,690)	$—	$—	$(17,749,548)

Meridian Funds	43	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

	Level 1	Level 2	Level 3	Practical Expedient[1]	Total
Small Cap Growth Fund

Common Stocks[2]	$355,726,656	$—	$26,685	$—	$355,753,341
Warrants[2]	—	—	853,337	—	853,337
Preferred Stocks[2]	—	—	32,960,853	—	32,960,853
Rights[2]	—	—	64,933	—	64,933
Private Investment Fund	—	—	—	2,606,523	2,606,523
Short-Term Investments	—	39,303,541	—	—	39,303,541
Total Investments	$355,726,656	$39,303,541	$33,905,808	$2,606,523	$431,542,528
[1]	Certain investments that are measured at fair value using the NAV Per Share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.
[2]	See above Schedule of Investments for values in each industry.
The following is the fair value measurement of investments that are measured at NAV per Share (or its equivalent) as a practical expedient:
Growth Fund
Security Description	Investment Category	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Quail Investment Holdings, LLC	Private Investment Fund[1]	$3,607,242	—	Subject to advisor approval	N/A

Small Cap Growth Fund
Security Description	Investment Category	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Quail Investment Holdings, LLC	Private Investment Fund[1]	$2,606,523	—	Subject to advisor approval	N/A

[1]	Private Investment Fund investing generally consists of private partnerships which directly invest in various strategies to generate capital appreciation and/or income yield. These strategies may span across the capital stock and may include Private Equity, Private Credit, Venture Capital, Collateralized Loan Obligations, Asset-Backed Securities, Master Limited Partners and Direct Real Estate.
Reconciliations of Level 3 investments are presented when the Funds had significant amounts of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are reconciliations of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Meridian Funds	44	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

Growth Fund	Common Stocks	Preferred Stocks	Convertible Note	Total Level 3
Investments in Securities
Beginning Balance July 1, 2024	$26,912	$34,888,683	$1,000,000	$35,915,595
Total Purchases	—	—	—	—
Total Sales	(2,999,993)	(8,500,135)	—	(11,500,128)
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Change in unrealized Gain (Loss)	2,973,081	9,167,691	—	12,140,772
Ending Balance December 31, 2024	$—	$35,556,239	$1,000,000	$36,556,239
Change in unrealized Gain (Loss) on investments still held at December 31, 2024	$—	$1,839,356	$—	$1,839,357

Contrarian Fund	Common Stocks	Preferred Stocks	Rights	Total Level 3
Investments in Securities
Beginning Balance July 1, 2024	$—	$2,514,900	$343,710	$2,858,610
Total Purchases	1,999,987	—	—	1,999,987
Total Sales	(4)	(1,999,987)	—	(1,999,991)
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Change in unrealized Gain (Loss)	(1,068,451)	(140,408)	6,030	(1,202,829)
Ending Balance December 31, 2024	$931,532	$374,505	$349,740	$1,655,777
Change in unrealized Gain (Loss) on investments still held at December 31, 2024	$(1,068,451)	$(140,408)	$6,030	$(1,202,829)

Small Cap Growth Fund	Common Stocks	Preferred Stocks	Rights	Warrants	Total Level 3
Investments in Securities
Beginning Balance July 1, 2024	$17,941	$32,277,871	$61,056	$695,309	$33,052,177
Total Purchases	4,000,003	—	—	—	4,000,003
Total Sales	—	—	—	—	—
Transfers in	—	—	—	—	—
Transfers out[1]	(2,000,000)	(10,500,043)	—	—	(12,500,043)
Change in unrealized Gain (Loss)	(1,991,259)	11,183,025	3,877	158,028	9,353,671
Ending Balance December 31, 2024	$26,685	$32,960,853	$64,933	$853,337	$33,905,808
Change in unrealized Gain (Loss) on investments still held at December 31, 2024	$(3,973,318)	$1,897,499	$3,877	$158,028	$(1,913,914)

[1]	During the six months ended December 31, 2024, certain Level 3 investments were transferred out as a result of a corporate action.

Meridian Funds	45	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the Funds' Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs.  Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Growth Fund
Asset Class	Market Value	Valuation Technique	Unobservable Input	Value/Range (Weighted Average)[1,2]
Debt	$ 1,000,000	Scenario Approach	Probability Weighting of Expected Future Outcome	10%-75%
Preferred Stock	$ 8,006,915	Option Pricing Method	Industry Volatility, Time to Exit	35%, 36 months
		Fully Diluted Method	Enterprise value adjustment	33%
Preferred Stock	$ 27,549,323	Market Approach	Revenue Multiple	4.1x - 7.4x (5.73x)
		Liquidation Preference	Price Per Share	$3.32 - $42.13 ($21.04)
Contrarian Fund
Asset Class	Market Value	Valuation Technique	Unobservable Input	Value/Range (Weighted Average)[1,2]
Preferred Stock	$ 374,505.51	Market Approach	Revenue Multiple	6.11x to 7.11x
Preferred Stock	$ 931,532.24	Market Approach	Illiquidity Discount	15%
Rights	$ 349,740.00	Market Approach	Probability Weighting of Expected Future Outcome	26%

Meridian Funds	46	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

Small Cap Growth Fund
Asset Class	Market Value	Valuation Technique	Unobservable Input	Value/Range (Weighted Average)[1,2]
Preferred Stock	$ 4,652,362	Fully Diluted Method	Conversion Ratio, Fully Diluted Price	1.00x - 1.41x, $7.00
Common Stock	$ 346	Option Pricing Method	Industry Volatility, Time to Exit	80%, 24 months
		Fully Diluted Method	Enterprise value adjustment	-80%
Preferred Stock	$ 26,338.44	Market Approach	Illiquidity Discount	15%
Preferred Stock	$ 1,055,905.90	Option Pricing Method	Industry Volatility, Time to Exit	70%, 36 months
Preferred Stock	$ 12,379,922.08	Option Pricing Method	Industry Volatility, Time to Exit	35%-80%, 24-36 months (50.90%, 35.9 months)
		Fully Diluted Method	Enterprise value adjustment	-80% - 50% (37.60%)
Preferred Stock	$ 18,202,837.37	Market Approach	Revenue Multiple	4.1x - 7.4x (5.78x)
		Liquidation Preference	Price Per Share	$3.32 - $42.13 ($18.90)
Rights	$64,933.05	Market Approach	Probability Weighting of Expected Future Outcome	15%
Warrants	$853,337.20	Fully Diluted Method	Conversion Ratio, Fully Diluted Price	1.00x, $7.00
[1]	A significant change in an unobservable input would have resulted in a correlated significant change to value.
[2]	Unobservable inputs were weighted by the fair value of the investments.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Industry Volatility	Decrease	Increase
Time to Exit	Decrease	Increase
Illiquidity Discount	Decrease	Increase
Revenue Multiple	Increase	Decrease
Enterprise Value Adjustment	Increase	Decrease
Probability Weighting of Expected Future Outcome	Increase	Decrease
Price Per Share	Increase	Decrease
Conversion Ratio	Increase	Decrease
Fully Diluted Price	Increase	Decrease

e.	Investment Transactions and Investment Income: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is accrued daily. Discounts and premiums on securities purchased are accreted and

Meridian Funds	47	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

amortized over the lives of the respective securities using the effective interest method. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Distributions from Private Investment Funds that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than income.
f.	Option writing: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
g.	Allocation of Income, Expenses, Gains and Losses: Income, gains and losses are allocated on a daily basis to each share class based on the relative proportion of the net assets of the class to each Fund’s total net assets. Expenses are allocated on the basis of relative net assets of the class to the Fund, or if an expense is specific to a share class, to that specific share class.
h.	Use of Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual amounts could differ from those estimates, and such differences could be significant.
i.	Distributions to Shareholders: The Funds record distributions to shareholders on the ex-dividend date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
Distributions which exceed net investment income and net realized capital gains are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.
j.	Guarantees and Indemnification: Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses, subject to applicable law. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

Meridian Funds	48	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

2.	Capital Shares Transactions: Transactions in capital shares were as follows:
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	Shares	Amount	Shares	Amount
Growth Fund:
Legacy Class
Shares sold	22,215	$802,959	202,918	$6,574,342
Shares issued from reinvestment of distributions	22,441	822,016	—	—
Redemption fees	—	8,382	—	8,552
Shares redeemed	(2,061,751)	(74,498,956)	(5,939,587)	(197,104,486)
Net decrease	(2,017,095)	$(72,865,599)	(5,736,669)	$(190,521,592)
Institutional Class
Shares sold	347,951	$12,560,168	1,200,081	$39,783,781
Shares issued from reinvestment of distributions	9,550	350,304	—	—
Redemption fees	—	5,358	—	10,953
Shares redeemed	(3,849,983)	(137,383,263)	(4,227,501)	(141,899,424)
Net decrease	(3,492,482)	$(124,467,433)	(3,027,420)	$(102,104,690)
Class A
Shares sold	3,511	$123,103	3,560	$113,854
Shares issued from reinvestment of distributions	104	3,548	—	—
Shares redeemed	(6,222)	(213,960)	(25,450)	(807,707)
Net decrease	(2,607)	$(87,309)	(21,890)	$(693,853)
Class C
Shares sold	52	$2,179	418	$12,350
Shares issued from reinvestment of distributions	22	711	—	—
Shares redeemed	(6,237)	(193,578)	(9,739)	(287,487)
Net decrease	(6,163)	$(190,688)	(9,321)	$(275,137)
Investor Class
Shares sold	4,839	$171,162	38,587	$1,224,864
Shares issued from reinvestment of distributions	514	18,488	—	—
Redemption fees	—	213	—	2,058
Shares redeemed	(88,026)	(3,101,807)	(439,268)	(14,342,763)
Net decrease	(82,673)	$(2,911,944)	(400,681)	$(13,115,841)

Meridian Funds	49	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	Shares	Amount	Shares	Amount
Contrarian Fund:
Legacy Class
Shares sold	13,472	$526,938	55,039	$1,980,501
Shares issued from reinvestment of distributions	574,212	22,066,980	809,671	29,188,628
Redemption fees	—	704	—	381
Shares redeemed	(915,566)	(35,602,360)	(1,876,624)	(68,330,533)
Net decrease	(327,882)	$(13,007,738)	(1,011,914)	$(37,161,023)
Class A
Shares sold	3,425	$129,360	1,530	$49,277
Shares issued from reinvestment of distributions	1,726	63,516	2,230	77,166
Shares redeemed	(2,485)	(91,595)	(31,232)	(1,066,771)
Net increase/(decrease)	2,666	$101,281	(27,472)	$(940,328)
Class C
Shares sold	32	$1,101	4,026	$134,716
Shares issued from reinvestment of distributions	673	23,069	1,161	37,712
Shares redeemed	(1,379)	(48,076)	(4,962)	(162,827)
Net increase/(decrease)	(674)	$(23,906)	225	$9,601
Investor Class
Shares sold	26,301	$1,022,594	112,751	$4,031,967
Shares issued from reinvestment of distributions	13,562	514,393	25,993	925,359
Redemption fees	—	55	—	1,953
Shares redeemed	(168,914)	(6,582,389)	(109,702)	(3,939,061)
Net increase/(decrease)	(129,051)	$(5,045,347)	29,042	$1,020,218

Meridian Funds	50	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	Shares	Amount	Shares	Amount
Hedged Equity Fund:
Legacy Class
Shares sold	15,906	$233,423	19,383	$253,345
Shares issued from reinvestment of distributions	388,151	5,104,182	19,886	264,685
Redemption fees	—	—	—	199
Shares redeemed	(265,911)	(3,838,800)	(670,264)	(8,876,875)
Net increase/(decrease)	138,146	$1,498,805	(630,995)	$(8,358,646)
Class A
Shares sold	68,055	$974,164	17,108	$228,160
Shares issued from reinvestment of distributions	21,739	275,216	525	6,765
Redemption fees	—	13	—	—
Shares redeemed	(52,028)	(744,254)	(13,466)	(172,282)
Net increase	37,766	$505,139	4,167	$62,643
Class C
Shares issued from reinvestment of distributions	68	$823	2	$27
Shares redeemed	(68)	(823)	(1,608)	(18,818)
Net decrease	—	$—	(1,606)	$(18,791)
Investor Class
Shares sold	57,175	$829,360	24,726	$321,561
Shares issued from reinvestment of distributions	26,881	352,137	972	12,887
Redemption fees	—	150	—	—
Shares redeemed	(56,072)	(833,922)	(18,502)	(250,068)
Net increase	27,984	$347,725	7,196	$84,380

Meridian Funds	51	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	Shares	Amount	Shares	Amount
Small Cap Growth Fund:
Legacy Class
Shares sold	15,712	$209,226	336,599	$3,597,870
Shares issued from reinvestment of distributions	17,913	240,929	—	—
Shares redeemed	(401,378)	(5,331,347)	(1,522,805)	(18,540,445)
Net decrease	(367,753)	$(4,881,192)	(1,186,206)	$(14,942,575)
Institutional Class
Shares sold	2,054,102	$27,057,732	6,730,304	$83,999,638
Shares issued from reinvestment of distributions	330,930	4,510,575	—	—
Redemption fees	—	5,428	—	4,198
Shares redeemed	(4,607,686)	(61,469,287)	(8,129,339)	(97,398,015)
Net decrease	(2,222,654)	$(29,895,552)	(1,399,035)	$(13,394,179)
Class A
Shares sold	7,673	$96,212	85,805	$952,564
Shares issued from reinvestment of distributions	14,265	180,874	—	—
Redemption fees	—	70	—	—
Shares redeemed	(121,216)	(1,545,347)	(538,639)	(6,085,838)
Net decrease	(99,278)	$(1,268,191)	(452,834)	$(5,133,274)
Class C
Shares sold	—	$—	286	$3,000
Shares issued from reinvestment of distributions	2,758	31,741	—	—
Shares redeemed	(58,992)	(665,590)	(136,876)	(1,396,043)
Net decrease	(56,234)	$(633,849)	(136,590)	$(1,393,043)
Investor Class
Shares sold	213,311	$2,771,881	2,760,630	$31,256,186
Shares issued from reinvestment of distributions	136,858	1,821,585	—	—
Redemption fees	—	—	—	2,501
Shares redeemed	(1,479,590)	(19,190,601)	(30,237,765)	(368,045,018)
Net decrease	(1,129,421)	$(14,597,135)	(27,477,135)	$(336,786,331)

Meridian Funds	52	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

3.	Investment Transactions: The cost of investments purchased and the proceeds from sales of investments, excluding short-term securities and U.S. government obligations, for the six months ended December 31, 2024, were as follows:
	Purchases	Proceeds from Sales
Growth Fund	$151,404,484	$353,760,395
Contrarian Fund	$102,959,287	$154,830,002
Hedged Equity Fund	$11,394,161	$12,827,301
Small Cap Growth Fund	$53,480,896	$133,919,435

4.	Other Investment Transactions
a.	Restricted Securities: Restricted securities for which quotations are not readily available are valued at fair value, as determined by the Valuation Designee. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer, or both. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy. Refer to the Schedules of Investments for information about restricted securities held as of December 31, 2024 for Growth, Contrarian and Small Cap Growth Funds.
b.	Private Placement Securities: Privately issued securities are restricted securities that are offered in a private placement and are generally not registered with the SEC or any federal or state regulatory authority. Securities issued in a private placement are generally "restricted securities" as that term is defined under Rule 144 promulgated under the Securities Act of 1933, and may not be resold without registration with the Securities and Exchange Commission or the availability of an exemption therefrom. There is generally no public trading market for privately offered securities and it is generally not anticipated that a public trading market will develop. There are substantial restrictions on the transfer of privately offered securities. Such securities have limited liquidity that makes it difficult or impossible to sell. An investment in privately issued securities often requires a long-term investment horizon and it may be many years before an investor receives significant distributions from such investment. Due to the lack of public market for privately offered securities, it may be difficult to value the investment.
c.	Securities Lending: The Funds have entered into an agreement with The Bank of New York Mellon (the “Lending Agent”), dated September 23, 2015 (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds or joint repurchase agreements. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash and/or securities as collateral in an amount equal to not less than 102% of the market value of loaned securities. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The following table summarizes the securities received as collateral for securities lending:
	Collateral Type	Coupon Range	Maturity Date Range	Market Value
Growth Fund	U.S. Government Obligations	0.00% - 4.88%	1/15/25 - 8/15/53	$37,402,233
Contrarian Fund	U.S. Government Obligations	0.00% - 4.88%	1/15/25 - 8/15/53	41,068,166
Hedged Equity Fund	U.S. Government Obligations	0.13% - 4.88%	1/15/25 - 11/15/48	5,711
Small Cap Growth Fund	U.S. Government Obligations	0.00% - 4.88%	1/15/25 - 8/15/53	27,791,014

Meridian Funds	53	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

Income generated from securities lending is presented in the Statements of Operations. As of December 31, 2024, the total value of securities on loan for the Growth Fund, Contrarian Fund, Hedged Equity Fund, and the Small Cap Growth Fund were $55,254,335, $61,460,913, $303,739 and $36,473,476, respectively. Securities on loan are footnoted in the Schedules of Investments. As of December 31, 2024, the total collateral value for the Growth Fund, Contrarian Fund, Hedged Equity Fund, and the Small Cap Growth Fund were $57,122,580, $68,963,178, $313,687 and $37,447,261, respectively.
d.	Repurchase Agreements and Joint Repurchase Agreements: The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Funds' custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by the Lending Agent (the “Program”), provided that the value of the underlying collateral, including accrued interest will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of the Lending Agent in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by the Lending Agent.
At December 31, 2024, The Funds did not enter into repurchase agreement for the reporting period.
e.	Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Average quarterly balances of outstanding derivative financial instruments were as follows.

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Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

For the six months ended December 31, 2024, the effect of equity option positions written can be found in the Statements of Operations under Realized and Unrealized Gain (Loss), Net realized gain on written options and Net change in unrealized depreciation on written options, and are included in Options written at value in the Statements of Assets and Liabilities. Equity options purchased are included in Investments, at value in the Statements of Assets and Liabilities. Realized and unrealized gain/loss of equity options purchased are included in Net realized gain/(loss) on investments and foreign currency transactions and Net change in unrealized appreciation on investments and foreign currency translations in the Statements of Operations.
Hedged Equity Fund
Options:
Average value of option contracts written	$17,576,977
f.	Warrants: The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Funds the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or "exercise") price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.
g.	Short Sales: The Funds may enter into short sales. A short sale occurs when a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.
h.	Private Investment Funds: The Funds value private investment companies using the NAVs provided by the underlying private investment companies as a practical expedient. The Funds apply the practical expedient to private investment companies on an investment-by-investment basis, and consistently with each Fund’s entire position in a particular investment, unless it is probable that the Funds will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Funds as specified in the respective agreements. Generally, the Funds are required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time.
5.	Selected Risks
In the normal course of business, each Fund's investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. Some significant types of financial risks each Fund is exposed to include market risk, debt securities risk, options risk and private investment funds risk. Each Fund’s prospectus and statement of additional information provide details of these and other types of risk.
Market Risk: Market risk refers to the possibility that the market values of securities or other investments that a Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting (or the market’s perception of) individual companies or other issuers (e.g., an unfavorable earnings report), industries or sectors, or the market as a whole, reducing the value of an investment in a Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes (or perceived changes) in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have

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Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. As a result, the value of your investments in a Fund may be more or less than the value of your purchase price.
Debt Securities Risk: Each Fund may invest in debt securities of both government and corporate issuers. A decline in prevailing levels of interest rates generally increases the value of debt securities in a Fund’s portfolio, while an increase in rates usually reduces the value of those securities. The value of a Fund’s debt securities, including bonds and convertible securities, are affected by movements in interest rates; if interest rates rise, the value of these securities may fall. Generally, the longer the average maturity of a debt security, the greater the change in its value. As a result, to the extent that a Fund invests in debt securities, interest rate fluctuations will affect the Fund’s net asset value, but not the income it receives from debt securities it owns. Debt securities are also subject to credit, liquidity risk and prepayment and extension risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest, and includes the risk of default. Liquidity risk is the risk that a Fund may not be able to sell portfolio securities because there are too few buyers for them. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to a Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because a Fund’s investments are locked in at a lower rate for a longer period of time.
Options Risk: Investments in options involve risks different from, and possibly greater than, investing directly in the underlying security, asset or other reference, including, among others, the risk that the counterparty to an option may not perform or may be unable to perform in accordance with the terms of the instrument, the potential that, at times, there may not be a liquid secondary market for the options (as described above), and the risk of imperfect correlation between any movement in the price or value of options and their underlying security, asset or other reference. Such events, as well as circumstances under which a Fund is required to purchase the underlying asset at a disadvantageous price, may result in losses to the Fund. In addition, options also may involve a small initial investment relative to the risk assumed, which could result in losses that are greater than the amount originally invested. Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.
Private Investment Funds (PIF) Risk: PIFs are subject to management and other expenses, which will be directly or indirectly paid by the Funds. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in PIFs and also may be higher than other funds that invest directly in stocks and bonds. Each PIF is subject to specific risks, depending on the nature of its investment strategy. The Funds may invest in private investment funds and/or hedge funds, which may pursue alternative investment strategies. Hedge funds often engage in speculative investment practices such as leverage, short-selling, arbitrage, hedging, derivatives, and other strategies that may increase investment loss.
6.	Affiliate Transactions and Fees
Investment Management Fees: Under the Investment Management Agreement, the Adviser receives the following fees for providing certain investment management and other services necessary for managing each Fund. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.
Growth Fund:		Contrarian Fund:
Average Daily Net Assets	Investment Management Fee	Average Daily Net Assets	Investment Management Fee
Up to $50,000,000	1.00%	Up to $750,000,000	1.00%
Greater than $50,000,000	0.75%	$750,000,001 to $800,000,000	0.75%
		$800,000,001 to $850,000,000	0.70%
		$850,000,001 to $900,000,000	0.65%

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Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

Growth Fund:		Contrarian Fund:
Average Daily Net Assets	Investment Management Fee	Average Daily Net Assets	Investment Management Fee
		$900,000,001 to $950,000,000	0.60%
		$950,000,001 to $1,000,000,000	0.55%
		Greater than $1,000,000,000	0.50%
Hedged Equity Fund:		Small Cap Growth Fund:
Average Daily Net Assets	Investment Management Fee	Average Daily Net Assets	Investment Management Fee
Up to $10,000,000	1.00%	Up to $450,000,000	1.00%
$10,000,001 to $30,000,000	0.90%	$450,000,001 to $600,000,000	0.90%
$30,000,001 to $50,000,000	0.80%	$600,000,001 to $750,000,000	0.85%
Greater than $50,000,000	0.70%	$750000,001 to $900,000,000	0.80%
		$900,000,001 to $1,050,000,000	0.75%
		Greater than $1,050,000,000	0.70%
Distribution Plan for Class A and Class C shares: Each Fund has entered into and adopted a Distribution Plan for Class A and Class C shares. Under the Distribution Plan, the Funds may pay ALPS Distributors, Inc. (the “Distributor”), and/or eligible financial intermediaries a fee for services and expenses related to the sale and distribution of the Funds’ Class A and Class C at an annual rate of up to 0.25% and 1.00% of average daily net assets for Class A and Class C shares, respectively.
For the six months ended December 31, 2024,  the Distributor received commissions in the amounts of $1,006 and $5 for Class A of  Contrarian Fund and Small Cap Growth Fund, respectively. There were no CDSC fees during the period ended December 31, 2024.
Waivers and Reimbursements of Expenses: The Adviser contractually agreed to waive its investment advisory fees and reimburse operating expenses, to the extent that total annual operating expenses for the Funds exceed the expense limitations listed below, excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales. With respect to these limits, the Adviser waived the fees listed below during below during the six months ended  December 31, 2024.

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Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

	Expense Limitations	Total Waivers and Reimbursements for the six months ended December 31, 2024
Growth Fund
Legacy Class	1.05%	$—
Institutional Class	0.90%	$—
Class A	1.30%	$—
Class C	2.05%	$—
Investor Class	1.05%	$—
Contrarian Fund
Legacy Class	1.25%	$—
Class A	1.50%	$—
Class C	2.25%	$—
Investor Class	1.25%	$—
Hedged Equity Fund
Legacy Class	1.25%	$40,410
Class A	1.50%	$2,115
Class C	2.25%	$12
Investor Class	1.25%	$2,638
Small Cap Growth Fund
Legacy Class	1.25%	$2,253
Institutional Class	1.10%	$190,495
Class A	1.50%	$2,271
Class C	2.25%	$24
Investor Class	1.25%	$39,608

Subject to the approval of the Board, the Funds may repay the Advisor the amounts of its reimbursement for the Funds by each share class for up to three years following the reimbursement up to the lesser of an amount not to exceed the current expense limitation of that share class or the expense limitation of that share class in effect at the time that the share class received the applicable reimbursement. This agreement will continue until October 31, 2025, and may be renewed or modified with approval of the Funds' Board. For the six months ended December 31, 2024, the the Adviser recouped $43 from the Contrarian Fund.
At December 31, 2024, the balance of carried forward recoupable expenses along with the year of expiration for each Fund were as follows:
	Expiration June 30,
	2025	2026	2027	2028
Growth Fund	$—	$—	$—	$—
Contrarian Fund	—	135	56	—
Hedged Equity Fund	75	35,268	84,931	45,175
Small Cap Growth Fund	—	153,039	233,564	234,651

7.	Directors and Officers: Certain Officers of the Funds are also Officers of the Adviser. Officers of the Funds who are Officers of the Adviser receive no compensation from the Funds. Each Non-Interested Director is paid an annual fee set at $40,000. An additional $5,000 is paid to each Non-Interested Director for attendance at each in-person meeting of the Board and an additional $1,000 is paid to each Non-Interested Director for participating in a telephonic meeting of

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Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2024

the Board. An additional $3,000 is paid to each member of the Audit or Governance Committee of the Board for attendance at an in-person Audit or Governance Committee meeting and an additional $1,000 is paid to each member of the Audit or Governance Committee of the Board for participating in a telephonic Audit or Governance Committee meeting.
An additional $10,000 is paid to the Chairman of the Board and the Chairman of a Committee of the Board. The Chairman of the Board also receives an additional $2,500 for attending each in-person meeting of the Board. The Chairman of a Committee receives an additional $2,000 for attending each in-person Committee meeting.
8.	Distribution Information: Income and long-term capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The tax character of distributions made during the fiscal year ended June 30, 2024, is as follows:
	2024 Taxable Distributions
	Ordinary Income	Net Long-Term Capital Gain	Total Distributions
Growth Fund	$—	$—	$—
Contrarian Fund	2,596,858	28,637,139	31,233,997
Hedged Equity Fund	73,345	214,829	288,174
Small Cap Growth Fund	—	—	—
9.	Federal Income Taxes Information: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of their taxable income to their shareholders; therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended December 31, 2024, the Funds did not incur any interest or penalties.
The aggregate cost of investments and unrealized appreciation and depreciation, for federal income tax purposes, at December 31, 2024 is as follows:
	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Growth Fund	$850,699,281	$267,623,759	$(86,883,297)	$180,740,462
Contrarian Fund	466,336,028	156,482,426	(22,835,598)	133,646,828
Hedged Equity Fund	50,444,762	15,943,888	(3,865,741)	12,078,147
Small Cap Growth Fund	381,832,099	103,806,084	(54,095,655)	49,710,429
10.	Subsequent Events: Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has noted no additional events that require recognition or disclosure in the financial statements.

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Additional Information
December 31, 2024 (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosures
Not applicable.
Remuneration Paid to Directors, Officers and Others
Refer to the Statements of Operations included herein.

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Board Consideration of Management Agreement with ArrowMark Colorado Holdings LLC
The Board of Directors (the “Board”) of Meridian Fund, Inc. (the “Company”), including all of the Directors who have no direct or indirect interest in the Investment Advisory Agreements (as defined below) and are not “interested persons” of the Company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), unanimously approved the Investment Advisory Agreement between Meridian Fund, Inc. (the “Company”) and ArrowMark Colorado Holdings, LLC (the “Adviser”), with respect to the Meridian Contrarian Fund, the Meridian Enhanced Equity Fund and the Meridian Growth Fund, dated as of September 5, 2013, and the Investment Advisory Agreement between the Company and the Adviser with respect to the Meridian Small Cap Growth Fund, dated November 1, 2013, to be amended dated effective October 31, 2024 (each, an “Investment Advisory Agreement”) (each fund listed above, a “Fund” and collectively, the “Funds”), at a meeting held on August 20, 2024. As detailed below, at the meeting held on August 20, 2024 and at meetings leading up to this meeting, the Independent Directors reviewed and considered a variety of information relating to the approval of the Investment Advisory Agreements.
Prior to approving the Investment Advisory Agreements, the Independent Directors requested, received and evaluated extensive information and materials about the Adviser and its relationship with the Funds. In this regard, the Independent Directors reviewed, among other information, the Adviser’s responses to detailed requests submitted by the Independent Directors’ independent legal counsel (“Independent Counsel”). The Independent Directors also consulted with Independent Counsel, with whom the Independent Directors met separately. Independent Counsel advised the Independent Directors on the legal standards for consideration of the Investment Advisory Agreements and otherwise assisted the Independent Directors in their deliberations.
The Independent Directors considered a variety of factors and reviewed a significant amount of information in connection with their consideration and approval of the Management Agreement. The summary set forth below of the Independent Directors’ deliberations and considerations of various factors is not intended to be exhaustive but, rather, to highlight a number of the key factors considered. The approval determinations were made on the basis of each Director’s business judgment after consideration of all information presented and reviewed by the Independent Directors. In its deliberations, the Independent Directors did not identify any single item that was paramount or controlling and individual Directors may have attributed different weights to various factors. The Directors considered all information available to them.
Nature, Extent and Quality of Services to be Provided
The Independent Directors reviewed and analyzed materials and information concerning the background, experience and capabilities of the Adviser’s portfolio managers and its other investment and administrative personnel.  The Independent Directors considered, among other factors, the capabilities and quality of the Adviser’s investment management, research and trade execution personnel and other resources that would be dedicated to providing services to the Funds.  The Independent Directors also considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract, compensate and retain qualified investment professionals. In this regard, the Independent Directors considered the Adviser’s ability to provide administrative and operational services to the Funds and the financial condition of the Adviser, including its financial capacity to perform the services required under the Management Agreement. The Independent Directors reviewed information provided by the Adviser regarding various service provider arrangements and considered the ability of the Adviser to administer and oversee outside service providers to the Funds. In addition, the Independent Directors considered matters related to the Adviser’s compliance programs, its compliance history.
The Independent Directors concluded that the Adviser performs an appropriate range of high-quality services for the Funds, that the Adviser has the financial capability and resources to continue to perform those services for the Funds and that the Adviser effectively manages and oversees services that are performed by outside service providers.
Investment Advisory Fee Rate and Other Expenses
The Independent Directors reviewed and considered the contractual investment advisory fee rates to be paid by each Fund to the Adviser for investment management services under the Investment Advisory Agreements. The Independent Directors also reviewed and discussed information regarding each Fund’s total expense ratio and its various expense components. The advisory fee rate and total expense ratio for each Fund were compared against the average advisory fee rate and average total expense ratio of an expense peer group and an expense universe of similar funds. The expense peer group and the expense universe for each Fund were established by Broadridge without the Company’s input.
With respect to other accounts managed by the Adviser, it was noted that the Adviser provides sub-advisory services for large retail fund complexes, foundations, pensions and employee retirement plans, collective investment trusts and insurance companies for a management fee that is generally less than the fee paid by the respective Fund with a

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comparable investment strategy.  The Independent Directors noted that the services provided by the Adviser for the Funds are much more extensive than are provided under the sub-advisory arrangements for other fund complexes and for the advisory relationships with foundations, pensions and employee retirement plans, collective investment trusts and insurance companies. The Independent Directors considered how the scope of services and investment management fees related to these accounts compares to the scope of services and fees related to the Funds.
The Independent Directors concluded that the investment advisory fee rates to be paid by the Funds are reasonable in light of the nature and quality of services provided under the Investment Advisory Agreements and that the total expense ratio of each Fund is acceptable for purposes of approving the Investment Advisory Agreements.
Fund Performance
The Independent Directors evaluated the performance of each Fund during certain time periods. Fund performance was evaluated against a performance benchmark and a performance universe selected for each Fund. Each performance benchmark and performance universe was selected by Broadridge without input from the Company.
The Independent Directors discussed the extent to which each Fund outperformed, or underperformed, its respective performance benchmark and performance universe average during the one-year, three-year, five-year and ten-year periods ended May 31, 2024. In addition, the Independent Directors based their discussion in substantial part after reviewing the Broadridge Report on the Meridian Fund dated July 2024 and the Performance Update provided by the Adviser.
In particular, the Independent Directors noted that the Meridian Contrarian Fund, Meridian Growth Fund, Meridian Hedged Equity and Meridian Small Cap Growth Fund underperformed its performance benchmark during the one-year period.
Also, the Meridian Contrarian Fund underperformed its primary benchmark, the Russell 2500 Index, over the year ended June 30, 2024, and also underperformed its secondary benchmark, the Russell 2500 Value Index, over the same period. The Meridian Contrarian Fund’s one-year return ranking was in the 98th percentile of its Morningstar universe, the three-year ranking was in the 87th percentile, the five-year ranking in the 51st percentile and the ten-year ranking was in the 17th percentile.
The Meridian Growth Fund underperformed its benchmark, the Russell 2500 Growth Index, and the broad-based Russell 3000 Index over the year ended June 30, 2024. The Meridian Growth Fund’s one-year return ranking was in the 92nd percentile in its Morningstar universe, the three-year ranking was in the 71st percentile, its five-year ranking was in the 87th percentile and its ten-year ranking was in the 67th percentile.
The Meridian Hedged Equity Fund underperformed its benchmark, the S&P 500 Index, over the year ended June 30, 2024 and outperformed its secondary benchmark, the CBOE S&P 500 BuyWrite Index. The Meridian Hedged Equity Fund’s three-month return ranking was in the 91st percentage of its Morningstar universe.
The Meridian Small Cap Growth Fund underperformed its benchmark, the Russell 2000 Growth Index, over the year ended June 30, 2024. The Meridian Small Cap Growth Fund’s one-year return ranking was in the 80th percentile of its Morningstar universe, the three-year ranking was in the 70th percentile, the five-year ranking was in the 78th percentile and the ten-year ranking was in the 55th percentile.
Based on their review, the Independent Directors concluded that performance of each Fund was acceptable for purposes of considering approval of the Investment Advisory Agreements.
Cost of Services to be Provided and Profitability
The Independent Directors evaluated an expense and profitability analysis provided by the Adviser with respect to its management of each Fund. The analysis contained estimated expense and profitability information for the years ending December 31, 2024, 2025 and 2026 as well as estimated changes in assets under management during those years. For each Fund and for each time period presented, the Independent Directors evaluated the Adviser’s estimated profitability before and after distribution expenses.
The Independent Directors also considered the changes in assets under management that are estimated to occur during the years ending December 31, 2024, 2025 and 2026 for each Fund and how those changes will impact the Adviser’s profitability in future periods. In particular, it was noted that the Adviser projects decreases in assets under management for each year for each fund other than the Meridian Enhanced Equity Fund. Those decreases are estimated to result in a decrease in the Adviser’s profitability in each such year.
The Independent Directors were advised by the Adviser that, with respect to the management of the Funds, the Adviser was still presented with challenges and operating in an environment of uncertain asset flows. The majority of the Adviser’s new business growth has been outside of the Meridian Funds’ business and it believes this trend will continue for the foreseeable future as larger institutional clients tend to gravitate towards separate accounts. Also, certain fund share classes are

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operating with a voluntary fee waiver. The largest pool of assets are held in the Meridian Growth Fund Legacy Shares, which has been closed to new investors since 2013. Additionally, the Adviser’s SMID strategy and Small Cap Growth strategy were soft closed to certain new investors in June of 2017, and June 2018, respectively.
Nonetheless, the Adviser has invested and continues to invest significant financial and human resources to enhance the investment, distribution, and operational infrastructure to support the Funds. These investments include hiring of human capital, implementation of technology solutions, enhanced processes and establishing third party consulting and distribution relationships. The ultimate objective of the Adviser's investments is to provide a high-quality of service to the Funds which can scale over time. Achieving economies of scale has been challenging as the majority of the Funds continue to experience net outflows.
The Independent Directors evaluated the Adviser’s profitability estimates for each Fund against profit margins that were considered reasonable under legal precedent under applicable securities laws. Based on its evaluation, the Independent Directors concluded that the Adviser’s estimated profitability in managing each Fund was reasonable and not excessive for purposes of approving the Investment Advisory Agreements.
Economies of Scale
The Independent Directors received and evaluated information regarding the potential to realize economies of scale with respect to management of the Funds and whether the Funds would appropriately benefit from any economies of scale. The Independent Directors noted that the Adviser reported that it continues to invest significant financial and human resources to enhance its investment, distribution and operational infrastructure in order to provide higher quality service to the Funds and their shareholders, and that those investments have the potential to result in economies of scale for the Adviser over time if Fund assets grow. It was acknowledged, though, that the Adviser’s growth in assets under management has generally been outside of the Funds.
Other Benefits to the Adviser
The Independent Directors received and reviewed information regarding any expected “fall-out” or ancillary benefits to be received by the Adviser and its affiliates as a result of their relationships with the Funds. The Independent Directors noted that the Adviser benefits from soft dollar arrangements using portfolio brokerage for the Funds. The Independent Directors also considered that the Adviser and its affiliates may derive reputational benefits from their association with the Funds that may lead to other investment management opportunities outside of the Funds.
Summary
In considering the Management Agreement, the Independent Directors evaluated the factors and information described above, as well as information concerning the Adviser and the Funds that is provided to the Independent Directors throughout the year in connection with other Independent Directors’ meetings. In its deliberations, the Independent Directors did not identify any single item that was paramount or controlling, and individual Directors may have attributed different weights to various factors.
 Based on its deliberations and analysis of the information provided, the entire Independent Directors concluded that the Investment Advisory Agreements are in the best interests of each Fund and its shareholders and that the compensation payable by the Funds is fair and reasonable in light of the services and expenses involved.  On that basis, the Independent Directors approved the Investment Management Agreements.

Meridian Funds	63	www.arrowmarkpartners.com/meridian/

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Meridian Fund, Inc.®

By (Signature and Title)*	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date March 7, 2025

By (Signature and Title)*	/s/ Katie Jones
Katie Jones
Principal Financial Officer and Treasurer

Date March 7, 2025

*	Print the name and title of each signing officer under his or her signature.